As filed with the Securities and Exchange Commission on December 24, 1997
                           Registration Nos. 333-9745
                                  No. 811-07753

     ----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
      ---------------------------------------------------------------------

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 2     x


                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 3 x


                              SEPARATE ACCOUNT VA-6
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

             101 North Tryon Street, Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 344-2700

Name and Address of Agent for Service:                        Copy to:

JAMES W. DEDERER, Esq.                               FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel   Sutherland, Asbill & Brennan, L.L.P.
         and Corporate Secretary               1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California  90015-2211

                                    Approximate    date   of   proposed   public
                      offering: As soon as practicable after effectiveness of the Registration Statement.

                      Title of securities being registered:
         Interests in a separate account under flexible premium deferred variable annuity contracts.




         It                is proposed that this filing will become effective:
                          ____immediately upon filing pursuant to paragraph(b) on __________ pursuant to paragraph (b)
                         x 60 days after  filing pursuant  to  paragraph (a)(1)
                          on ___ pursuant to  paragraph  (a)(1)
                              75 days after filing pursuant to paragraph (a)(2)
                 on  _________________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
                             this  Post-Effective  Amendment  designates  a new
            effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                              Prospectus Caption
1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account Fee Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a Contract;
                                                                  Death Benefits; Voting Rights; Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of Additional
                                                                  Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table; (Prospectus)
                                                                  The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance
      Data ...........Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page


                                    [LOGO]


                                 PROSPECTUS FOR

                           TRANSAMERICA SERIES sm ---

                       CLASS WITH CREDIT VARIABLE ANNUITY


                          A Variable Annuity Issued by
                           Transamerica Life Insurance
                               and Annuity Company

                           Including Prospectuses for

                          Janus Aspen Worldwide Growth
                     Morgan Stanley UF International Magnum
                              Dreyfus VIF Small Cap
                        OCC Accumulation Trust Small Cap
                             MFS VIT Emerging Growth
                           Alliance VPF Premier Growth
                        Dreyfus VIF Capital Appreciation
                                MFS VIT Research
                             Transamerica VIF Growth
                         Alger American Income & Growth
                          Alliance VPF Growth & Income
                           MFS VIT Growth with Income
                         Janus Aspen Balanced Portfolio
                    OCC Accumulation Trust Managed Portfolio
                          Morgan Stanley UF High Yield
                         Morgan Stanley UF Fixed Income
                          Transamerica VIF Money Market









                               February ___, 1998

                             TRANSAMERICA SERIES sm

                      CLASSIC WITH CREDIT VARIABLE ANNUITY

                  A Flexible Premium Deferred Variable Annuity
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
             401 North Tryon Street, Charlotte, North Carolina 28202


         This prospectus describes the Classic with Credit Variable Annuity, a variable annuity contract ("contract") issued by Transamerica Life Insurance and Annuity Company (referred to as "Transamerica"). The contract allows you, the owner, to accumulate assets on a tax-deferred basis for retirement and other long-term financial purposes.

         You may direct your purchase payments, as well as any value accumulated under the contract, to one or more variable sub-accounts of Separate Account VA-6 or to the general account options, or to both. We add a credit to your account value with each purchase payment received before you reach age 81. The money you place in each variable sub-account will be invested solely in a corresponding mutual fund investment portfolio ("portfolio"). The value of each variable sub-account will vary in accordance with the investment performance of the portfolio in which that variable sub-account invests. You bear the entire investment risk for all assets you place in the variable sub-accounts. This means that, depending on market conditions, the amount you invest in the variable sub-accounts may increase or decline. Currently you may choose among the following 17 variable sub-accounts:


Janus Aspen Worldwide Growth                     Alger American Income & Growth
Morgan Stanley UF International Magnum           Alliance VPF Growth & Income
Dreyfus VIF Small Cap                            MFS VIT Growth with Income
OCC Accumulation Trust Small Cap                 Janus Aspen Balanced
MFS VIT Emerging Growth                          OCC Accumulation Trust Managed
Alliance VPF Premier Growth                      Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation                 Morgan Stanley UF Fixed Income
MFS VIT Research                                 Transamerica VIF Money Market
Transamerica VIF Growth

         You may also place your purchase payments or accumulated value in the general account options. We are currently offering two general account options. In one, the fixed account, Transamerica guarantees the return of the amount invested at a specified rate of interest for at least 12 months. Transamerica will periodically declare the rate of interest applicable to each amount allocated to the fixed account. In the second option, the guarantee period account, Transamerica guarantees the return of the amount invested at a declared rate of interest for a specified guarantee period. Currently, the guarantee periods available are three, five and seven years; there may be a reduction made to the amount of interest credited on amounts withdrawn or transferred before the end of these periods. For both general account options, 3% will be the minimum rate of interest credited.


         This prospectus contains vital information that you should know before investing. You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") datedFebruary ___, 1998. The SAI is available free by writing to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling (800) 420-7749. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.


These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

            For your own benefit and protection, please read this prospectus carefully before you invest. Keep it on hand for future reference.

                The date of this prospectus is February ___,1998.

         Under the terms of the contract, we promise to pay you a series of monthly settlement option payments. Payments may be for a fixed or a variable amount or a combination of both for the life of the annuitant or for some other period as you select prior to the annuity date.

         On or before the annuity date, you may transfer assets between and among the variable sub-accounts and the general account options. The fixed account has restrictions on certain transfers while transfers from a guarantee period account may be subject to an interest adjustment. After the annuity date, transfers are permitted among the variable sub-accounts only if you elect to receive variable settlement option payments.

         On or before the annuity date, you may elect to withdraw all or a portion of your cash surrender value in exchange for a cash payment. Withdrawals out of the guarantee period account may be subject to an interest adjustment. Withdrawals may be subject to a contingent deferred sales load, certain administrative fees, premium tax charges, federal, state or local income taxes, and/or a tax penalty.

                  This prospectus must be accompanied by current prospectuses for the portfolios.




THIS PROSPECTUS MAY NOT BE OFFERED IN ANY JURISDICTION WHERE SUCH OFFERING IS UNLAWFUL. ANY INFORMATION THAT A DEALER, SALESPERSON, OR OTHER PERSON GIVES YOU ABOUT THIS CONTRACT SHOULD BE CONTAINED IN THIS PROSPECTUS. IF YOU RECEIVE ANY INFORMATION ABOUT THE CONTRACT THAT IS NOT CONTAINED IN THIS PROSPECTUS, YOU SHOULD NOT RELY ON THAT INFORMATION.


                  Please note that your investment in the contract:
                  o         is not a bank deposit
                  o         is not federally insured
                  o         is not endorsed by any bank or government agency

Investing in the contract involves certain investment risks, including possible loss of principal.

  This prospectus generally describes only the variable account portion of the contract, except when the general account options are specifically mentioned.

TABLE OF CONTENTS

                                            Page
DEFINITIONS..................................................................

SUMMARY......................................................................

CONDENSED FINANCIAL INFORMATION..............................................

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT.....
         Transamerica Life Insurance and Annuity Company.....................
         Published Ratings...................................................
         The Variable Account................................................

THE PORTFOLIOS...............................................................

THE CONTRACT.................................................................


PURCHASE PAYMENTS............................................................
         Purchase Payments...................................................
         Allocation of Purchase Payments.....................................
         Investment Option Limits............................................
         Credits


ACCOUNT VALUE...............................................................

TRANSFERS...................................................................
         Before the Annuity Date............................................
         Telephone Transfers................................................
         Possible Restrictions..............................................
         Dollar Cost Averaging..............................................
         After the Annuity Date.............................................

CASH WITHDRAWALS............................................................
         Withdrawals........................................................
         Systematic Withdrawal Option.......................................
         Automatic Payment Option (APO).....................................

DEATH BENEFIT...............................................................
         Payment of Death Benefit...........................................
         Designation of Beneficiaries.......................................
         ...................................................................
         Death of Owner Before Annuity Date.................................
         If Annuitant Dies Before Annuity Date..............................
         Death After Annuity Date...........................................
         Survival Provision.................................................

CHARGES, FEES AND DEDUCTIONS................................................
         Contingent Deferred Sales Load.....................................
         Withdrawal of Funds Without Charges................................
         Administrative Charges.............................................
         Mortality and Expense Risk Charge..................................
         Living Benefits Rider Fee..........................................
         Premium Tax Charges................................................
         Transfer Fee.......................................................
         Other Fees.........................................................
         Taxes..............................................................
         Portfolio Expenses.................................................
         Interest Adjustment................................................

SETTLEMENT OPTION PAYMENTS..................................................
         Annuity Date.......................................................
         Settlement Option Payments.........................................
         Election of Settlement Option Forms and Payment Options............
         Payment Options....................................................
         Fixed Payment Option...............................................
         Variable Payment Option............................................
         Settlement Option Forms............................................

FEDERAL TAX MATTERS.........................................................
         Introduction.......................................................
         Purchase Payments..................................................
         Taxation of Annuities..............................................
         Qualified Contracts................................................
         Taxation of Transamerica ..........................................
         Tax Status of Contract.............................................
         Possible Changes in Taxation.......................................
         Other Tax Consequences.............................................

PERFORMANCE DATA ...........................................................

DISTRIBUTION OF THE CONTRACT................................................

LEGAL PROCEEDINGS...........................................................

LEGAL MATTERS...............................................................

ACCOUNTANTS.................................................................

VOTING RIGHTS...............................................................

AVAILABLE INFORMATION.....................................................

STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS...................

APPENDIX A - THE GENERAL ACCOUNT OPTIONS.................................A-1
         Fixed Account ..................................................A-1
         Guarantee Period Account .......................................A-2

APPENDIX B...............................................................B-1
         Example of Variable Accumulation Unit Value Calculations........B-1
         Example of Variable Annuity Unit Value Calculations.............B-1
         Example of Variable Annuity Payment Calculations................B-1

APPENDIX C
         Disclosure Statement for Individual Retirement
         Annuities.......................................................C-1


                  The contract is not available in all states.

DEFINITIONS

Account Value: The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date:  The date on which the annuitization phase of the contract begins.

Cash  Surrender  Value:  The  amount we will pay to the  owner if the  contract is  surrendered  on or before  the
annuity  date.  The cash  surrender  value is  equal  to:  the  account  value;
  less  any  account  fee,  interest
adjustment, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contract Anniversary:  The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown on the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

General Account Options: The fixed account and the guarantee period account offered by us to which the owner may allocate purchase payments and transfers.

Guaranteed  Interest Rate: The annual  effective rate of interest after daily compounding  credited to a guarantee
period.

Guarantee Period: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

Guarantee Period Account: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods, each with a different guaranteed rate of interest, offered under the guarantee period account.

Living Benefits Rider: Also called a "Waiver of CDSL" rider in some contracts, it provides  benefits  described on
page ___.

Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Service Center: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone (800) 258-4260.

Status (Qualified and Non-Qualified): The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation  Period:  The time interval between the closing  (generally 4:00 p.m.
 Eastern Time) of the New York Stock
Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable  Accumulated  Value: The total dollar value of all variable accumulation units under this contract prior to the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.

You:  The owner.

SUMMARY

The Contract


         The Transamerica Series sm Classic with Credit Variable Annuity is a flexible purchase payment deferred annuity that is designed to aid your long-term financial planning and retirement needs. The contract may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b), 408 or 408A of the Code, with various types of qualified pension and profit sharing plans under Section 401 of the Code, or with non-qualified plans. Some qualified contracts may not be available in all states or in all situations. The contract is issued by Transamerica Life Insurance and Annuity Company ("Transamerica"), an indirect wholly-owned subsidiary of Transamerica Corporation. Its principal office is at 401 North Tryon Street, Charlotte, North Carolina 28202, telephone 704-344-2700.


         This contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used in this prospectus refers to either the individual annuity contract or to a certificate issued under a group annuity contract. The term "owner" refers to the owner(s) of the individual contract or the owner(s) of the certificate, as appropriate.

         Transamerica will establish and maintain an account for each contract. Each owner will receive either an individual annuity contract, or a certificate evidencing the owner's coverage under a group annuity contract. The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").


         You may allocate all or portions of your purchase payments to one or more variable sub-accounts or to the general account options. At the time of each purchase payment prior to your (or your joint owner's) 81st birthday, we will add a credit to your account value in an amount equal to a percentage of each purchase payment.


         The account value prior to the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the contract for amounts allocated to the variable account.

         There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

         The initial purchase payment for each contract must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See "Purchase Payments" page __.

The Variable Account

         The variable account is a separate account (designated Separate Account VA-6) that is subdivided into variable sub-accounts. See "The Variable Account" page __. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio"). The variable sub-accounts currently available for investment are:

                          Janus Aspen Worldwide Growth
                     Morgan Stanley UF International Magnum
                              Dreyfus VIF Small Cap
                        OCC Accumulation Trust Small Cap
                             MFS VIT Emerging Growth
                           Alliance VPF Premier Growth
                        Dreyfus VIF Capital Appreciation
                                MFS VIT Research
                             Transamerica VIF Growth
                         Alger American Income & Growth
                          Alliance VPF Growth & Income
                           MFS VIT Growth with Income
                              Janus Aspen Balanced
                         OCC Accumulation Trust Managed
                          Morgan Stanley UF High Yield
                         Morgan Stanley UF Fixed Income
                          Transamerica VIF Money Market



         The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges and Deductions" page __. For more information about the portfolios, see "The Portfolios" page __ and the accompanying portfolios' prospectuses.

General Account Options

         There are two types of general account options - the fixed account and the guarantee period account. See "The General Account Options" in Appendix A.

         The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.


         The other general account option, the guarantee period account, provides specified rates of interest for specified terms, of currently, three, five and seven years subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.


Investment Option Limits
         Currently, the owner may not elect more than a total of eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. See "Investment Option Limits" page __ .

Transfers Before the Annuity Date

         Prior to the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see "After the Annuity Date" page __.

         Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period prior to the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate. See "General Account Options" in Appendix A of this prospectus.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 12 made during the same contract year. See "Transfers" on page __ for additional limitations and information regarding transfers.

Withdrawals

         You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. Transamerica may delay payment of any withdrawal from the general account options for up to six months. See "Cash Withdrawals" page ____.

         Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See "Federal Tax Matters" page __.

Contingent Deferred Sales Load


          Transamerica does not deduct a sales charge when purchase payments are made (although premium tax charges may be deducted). However, if any part of the account value is withdrawn, a contingent deferred sales load of up to 8% of purchase payments may be deducted. After a purchase payment has been held by Transamerica for seven years, it may be withdrawn without charge. In most states, the owner may elect, for an extra charge, an optional Living Benefits Rider that provides that the contingent deferred sales load will be waived in certain circumstances. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the contract, or on certain annuitizations. See "Contingent Deferred Sales Load" page __, "Withdrawals" page __and "Living Benefits Rider" page __.

         Also, beginning 30 days from the contract effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each contract year without imposition of any contingent deferred sales load. The allowed amount for each contract year is equal to 10% of purchase payments, that were received during the last seven years, as of the prior contract anniversary, less any withdrawals already taken that contract year. All purchase payments not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from purchase payments, on a first in/first out basis, and then from earnings and last from any credits.


Other Charges and Deductions

         Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page ____ and "Administrative Charges" page _____.

         An account fee of currently $30 (or 2% of the account value, if less) is deducted at the end of each contract year and upon surrender. This fee may change but it is guaranteed not to exceed $60 (or 2% of the account value, if less) per contract year. If the account value is more than $50,000 on the last business day of a contract year, (or as of the date the contract is surrendered), the account fee will be waived for that year.

         After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option.

         For each transfer in excess of 12 during a contract year, a transfer fee of $10 will be imposed. (See"Transfer Fee" page __.)

         Charges for premium taxes (including retaliatory premium taxes) are not currently deducted, except for annuitizations, but such charges could be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges could be deducted from purchase payments, from amounts withdrawn, and/or upon annuitization.
(See "Premium Tax Charges" page __.)
         In addition, amounts withdrawn or transferred out of a guarantee period account prior to the end of its term may be subject to an interest adjustment. (See "Guaranteed Period Account" in Appendix A.)


         If the owner elects the Living Benefits Rider a fee of 0.05% (annually) of the account value will be deducted at the end of each contract month at the rate of 1/12 times 0.05% times the account value. The Living

Benefit Rider is not available in all states.

         Currently, no fees are deducted for any other services or options under the contract. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Account Fee Table

         The purpose of this table is to assist in understanding the various costs and expenses that the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges and Deductions" on page __ of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

                                  Sales Load(1)



Sales Load Imposed on Purchase Payments                  0%

Maximum Contingent Deferred Sales Load(2)                8%


                Range of Contingent Deferred Sales Load Over Time

                                                           Contingent Deferred
                     Years Since                             Sales Load
        Purchase Payment  Receipt         (as a percentage of purchase payment)


       Less than 1 year                                         8%

       1 year but less than 2 years                             8%

       2 years but less than 3 years                            7%

       3 years but less than  4 years                           6%

       4 years but less than  5 years                           5%


       5 years but less than 6 years                            4%


         6 years but less 7 years                                 3%


         7 or more years                                          0%


                             Other Contract Expenses


Transfer Fee (first 12 per contract year)(3)            0

Fees For Other Services and Options(4)                  0

Account Fee(5)                                          $30

Living Benefits Rider Fee (if elected)(6)               0.05%

                       Variable Account Annual Expenses(7)
               (as a percentage of the variable accumulated value)

Mortality and Expense Risk Charge                                1.20%

Administrative Expense Charge(8)                                 0.15%

Total Variable Account Annual Expenses                           1.35%




                               Portfolio Expenses

  (as a percentage of assets after fee waiver and/or expense reimbursement)(9)


                                                                                                    Total
                                                                                                  Portfolio
                                             Management                  Other                     Annual
              Portfolio                         Fees                   Expenses                   Expenses



Janus Aspen Worldwide Growth                   0.66                      0.14                       0.80

Morgan Stanley UF International                0.62                      0.53                       1.15
Magnum

Dreyfus VIF Small Cap                          0.75                      0.04                       0.79

 OCC Accumulation Trust Small Cap              0.80                      0.22                       1.02

 MFS VIT Emerging Growth                       0.75                      0.25                       1.00

Alliance VPF Premier Growth                    0.72                      0.23                       0.95

Dreyfus VIF Capital Appreciation               0.75                      0.09                       0.84

MFS VIT Research                               0.75                      0.25                       1.00

Transamerica VIF Growth                        0.75                      0.10                       0.85

Alger American Income & Growth                 0.63                      0.19                       0.82

Alliance VPF Growth & Income                   0.63                      0.19                       0.82

MFS VIT Growth with Income                     0.75                      0.25                       1.00

Janus Aspen Balanced                           0.79                      0.15                       0.94

OCC Accumulation Trust Managed                 0.80                      0.10                       0.90

Morgan Stanley UF High Yield                   0.27                      0.53                       0.80

Morgan Stanley UF Fixed Income                 0.24                      0.46                       0.70

Transamerica VIF Money Market                  0.35                      0.25                       0.60

Expense information regarding the portfolios has been provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. In preparing the table above and the examples that follow, Transamerica has relied on the figures provided by the portfolios. These figures are for the year ended December 31, 1996, except for Morgan Stanley UF International Magnum, High Yield and Fixed Income Portfolios which are estimates which assume that each portfolio's average daily net assets will be $50 million, and except for the Transamerica VIF Money Market Portfolio which are estimates for the year 1998, its first year of operation. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

(1) The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.

(2) A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load, and after seven years, a purchase payment may be withdrawn free of any contingent deferred sales load. See "Charges, Fees and Deductions" page 31.

(3) A transfer fee of $10 will be imposed for each transfer in excess of 12 in a contract year. See
         "Charges, Fees and Deductions" page 31.

(4) Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5)      The current  account fee is $30 (or 2% of the account  value,  if less)
           per contract  year.  This fee will
         be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60 (or 2% of the account value, if less). See "Charges, Fees and
         Deductions" page 31.

(6) If the owner elects the Living Benefits Rider, the rider fee will be deducted at the rate of 1/12 of 0.05% at the end of each contract month based on the account value at that time. See "Living Benefits Rider" page 32 .

(7) The variable account annual expenses do not apply to the general account options.

(8) The current annual administrative expense charge of 0.15% may be increased to 0.35%. See "Charges, Fees and Deductions" page 31.

(9) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1996 (except for the Morgan Stanley UF International Magnum, High Yield and Fixed Income Portfolios and the Transamerica VIF Money Market Portfolio, which are estimates). The expenses shown in the table reflect a portfolio's adviser's waivers or fees or reimbursement of expenses if applicable. It is anticipated that such waivers or reimbursements will continue for calendar years 1997 and 1998. Without such waivers or reimbursements, the annual expenses for 1996 for certain portfolios would have been, as a percentage of assets, as follows:

                                                                                                 Total Portfolio
                                                       Management Fee        Other Expenses      Annual Expense
          Janus Aspen Worldwide Growth                 0.77                  0.14                0.91
          Morgan Stanley UF International Magnum       0.80                  0.53                1.33
          OCC Accumulation Trust Small Cap             0.80                  0.26                1.06
          MFS VIT Emerging Growth                      0.75                  0.41                1.16
          Alliance VPF Premier Growth                  1.00                  0.23                1.23
          MFS VIT Research                             0.75                  0.73                1.48
          Transamerica VIF Growth                      0.75                  0.59                1.34
          Alliance VPF Growth & Income                 0.63                  0.32                0.95
          MFS VIT Growth with Income                   0.75                  1.32                2.07
          Janus Aspen Balanced                         0.92                  0.15                1.07
          Morgan Stanley UF High Yield                 0.50                  0.53                1.03
          Morgan Stanley UF Fixed Income               0.40                  0.46                0.86

         The expenses of the Transamerica VIF Growth Portfolio reflect all 12 months of 1996, including the first 10 months of 1996 when the portfolio was organized as a separate account of Transamerica
         Occidental Life Insurance Company; for those 10 months, the separate account was assessed mortality and expense risk charges which will no longer be assessed at the portfolio level. Without expense reimbursements, the other expenses for the first year of operation for the Transamerica VIF Money Market Portfolio are expected to be 0.80% There were no fee waivers or expense reimbursements for the Dreyfus VIF Small Cap Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Alger American Income and Growth Portfolio or OCC Accumulation Trust Managed Portfolio.

EXAMPLES

         The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.


         These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee, and a 3.25% credit added to the $1000 purchase payment. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. See "Premium Tax Charges" page ____.


         Examples 1 through 3 show expenses for contracts without the optional Living Benefit Rider based on fee waivers and reimbursements for the portfolios for 1996. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).


                                                                                           3.  If the owner elects
Examples 1-3                                                                               to annuitize at the end
An owner would pay the following         1.  If the owner         2.  If the owner does    of the applicable
expenses on a $1,000 investment,         surrenders the           not surrender and does   period under a
assuming a 5% annual return on assets:   contract at the end of   not annuitize the        Settlement Option with
                                         the applicable time      contract:                life contingencies:/
                                         period:

                                            1 Year      3 Years      1 Year      3 Years     1 Year        3 Years

Janus Aspen Worldwide Growth

Morgan Stanley UF International Magnum

Dreyfus VIF Small Cap

OCC Accumulation Trust Small Cap

MFS VIT Emerging Growth

Alliance VPF Premium Growth

Dreyfus VIF Capital Appreciation

MFS VIT Research

Transamerica VIF Growth

Alger American Income & Growth

Alliance VPF Growth and Income

MFS VIF Growth with Income

Janus Aspen Balanced Portfolio

OCC Accumulation Trust Managed
Portfolio

Morgan Stanley UF High Yield

Morgan Stanley UF Fixed Income

Transamerica VIF Money Market

         Examples 4 through 6 show expenses for contracts with the optional Living Benefits Rider, based on the fee waivers and reimbursements for the portfolios for 1996. There is no guarantee that fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary and for annuitizations under a form that does not include life contingencies, a contingent deferred sales load may apply (see examples in column 4).


                                                                                           6.  If the owner
Examples 4-6                                                                               elects to annuitize at
An owner would pay the following         4.  If the owner        5.  If the owner does     the end of the
expenses on a $1,000 investment,         surrenders the          not surrender and does    applicable period
assuming a 5% annual return on assets:   contract at the end     not annuitize the         under a Settlement
                                         of the applicable       contract:                 Option with life
                                         time period:                                      contingencies:

                                            1 Year       3 Years    1 Year       3 Years     1 Year        3 Years

Janus Aspen Worldwide Growth

Morgan Stanley UF International Magnum

Dreyfus VIF Small Cap

OCC Accumulation Trust Small Cap

MFS VIT Emerging Growth

Alliance VPF Premium Growth

Dreyfus VIF Capital Appreciation

MFS VIT Research

Transamerica VIF Growth

Alger American Income & Growth

Alliance VPF Growth and Income

MFS VIF Growth with Income

Janus Aspen Balanced Portfolio

OCC Accumulation Trust Managed
Portfolio

Morgan Stanley UF High Yield

Morgan Stanley UF Fixed Income

Transamerica VIF Money Market

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

Settlement Option Payments


         Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last, but never later than the annuitant's 90th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. (See "Settlement Option Payments" page ___.)


         Four settlement options are available under the contract: (1) life annuity; (2) life and contingent annuity;  (3) life annuity with period certain; and (4) joint and survivor annuity. (See "Settlement Option Forms" page __.)

Death of Owner Before the Annuity Date


         If an owner dies prior to the annuity date and before either the owner's or any joint owner's 80th birthday, the death benefit for the contract will be the greater of (a) the account value reduced by credits less than 12 months or (b) the sum of all purchase payments made to the contract, less withdrawals and applicable premium tax charges. If death occurs after the earlier of the owner's or joint owner's 80th birthday, the death benefit will be the account value less any credits less than 12 months old. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.


         The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment, but if no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. (See "Death Benefit" page __.) Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

Federal Income Tax Consequences

         An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs (e.g., a withdrawal or settlement option payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise (although withholding is mandatory for certain qualified contracts). In addition, a federal penalty tax may apply to certain distributions. (See "Federal Tax Matters" page __.)

Right to Cancel


         The owner has the right to examine the contract for a limited period, known as a "free look period." The owner can cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to the Service Center and by returning the contract before midnight of the tenth day after receipt of the contract (or longer if required by state law). Notice given by mail and the return of the contract by mail will be effective on the date received by Transamerica. Unless otherwise required by law, Transamerica will refund the purchase payment(s) allocated to any general account option (less any withdrawals) plus the variable accumulated value as of the date the written notice and the contract are received by Transamerica. Any credits will not be included in the amount paid. See "Purchase Payments" page __ and "Account Value" page __.


Questions

         Questions about procedures or the contract can be answered by the Transamerica Annuity Service Center ("Service Center"), at P.O. Box 31848, Charlotte, North Carolina 28231-1848, (800) 258-4260. All inquiries should include the contract number and the owner's name.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page __.)

CONDENSED FINANCIAL INFORMATION

         Because the variable account has not yet commenced operations, there are no financial statements available.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

Transamerica Life Insurance and Annuity Company

         Transamerica Life Insurance and Annuity Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1966 and redomesticated to North Carolina in 1994. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services,
Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the general account options of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

The Variable Account

         Separate Account VA-6 of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996, resolutions of Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

         The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The variable account currently has seventeen variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. Changes to the variable sub-accounts may be made at the discretion of Transamerica. (See "Addition, Deletion, or Substitution" page __.)

THE PORTFOLIOS

         Each of the variable  sub-accounts  offered under the contract  invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objectives follow. The management fees listed below are fees specified in the applicable advisory contract (i.e., before any fee waivers).

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. Worldwide Growth Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.


The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (collectively the "EAFE countries"). The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.


Adviser:  Morgan Stanley Asset  Management  Inc.  Management  Fee: 0.80% of the
 first $500 million plus 0.75% of the
next $500 million plus 0.70% of the assets over $1 billion.


The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which the Adviser believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.


Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.


The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolios' assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.


Adviser:  OpCap  Advisors.  Management  Fee:  0.80% of the first $400  million plus 0.75% of the next $400  million
plus 0.70% of assets over $800 million.


The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio will invest predominantly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the Adviser, are likely to achieve superior earnings growth. The portfolio investments in the 25 such companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S. companies.


Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.


 is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. During periods which the Sub-Adviser determines to be of market strength, the portfolio acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The portfolio will seek investment opportunities generally in large capitalization companies (those with market capitalizations exceeding $500 million) which the Sub-Adviser believes have the potential to experience above average and predictable earnings growth.

Adviser: The Dreyfus Corporation. Sub-Adviser: Fayez Sarofim & Co. Management Fee: 0.75%.


The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. The policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The portfolio's non-convertible debt investments, if any, may consist of "investment grade" securities, and, with respect to no more than 10% of the portfolio's net assets, securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. Although the ortfolio invests the majority of its assets in common stocks, the portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.


Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
Transamerica  Investment  Services,  Inc.
Management Fee:  0.75%.


The Income & Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100%, and it is a fundamental policy of the portfolio to invest at least 65%, of its total assets in dividend paying equity securities. The Adviser will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.

The Growth & Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.


The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stock; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.


Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.


Adviser: OpCap Advisors. Management Fee: 0.80% of first $400 million plus 0.75% of next $400 million plus
0.70% of the assets over $800 million.


The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.


Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.


The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. Government and Agencies, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.


Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus 0.30% of the assets over $1 billion.


The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with  remaining  maturities  of 13
months or less, including: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign  branches,  and U. S.
savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.


Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
Transamerica  Investment  Services,  Inc.
Management Fee:  0.35%.


         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions.
 THERE IS NO ASSURANCE THAT ANY OF THESE
PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

         Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more other separate accounts investing in the portfolios. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

         Additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the portfolios which accompany this prospectus. The portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to, or transfers among, the variable sub-accounts.

         Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts, that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Addition, Deletion, or Substitution

         Transamerica does not control the portfolios and cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available for allocation of purchase payments or transfers. Transamerica retains the right to make changes in the variable account and in its investments.

         Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a variable sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

         New variable sub-accounts for the contracts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more variable sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any variable sub-account is eliminated, Transamerica will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE CONTRACT


         The contract is a flexible purchase payment deferred annuity contract. The rights and benefits are described below and in the individual contract or in the certificate and group contract; however, Transamerica reserves the right to make any modification to conform the individual contract and the group contract and certificates thereunder to, or give the owner the benefit of, any federal or state statute or rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows: (1) rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a) and 408(b); (2) conversion and contributory Roth IRAs under Code Section 408A; (3) simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code Section 408(k); (4) Code Section 403(b) annuities and (5) qualified pension and profit sharing plans intended to qualify under Code Section 401. Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. For further discussion concerning qualified contracts, see "Federal Tax Matters" page ____.


Ownership

         The owner is entitled to the rights granted by the contract. If the owner dies, the rights of the owner belong to the joint owner, if any, and then to the owner's beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

         For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. Transamerica reserves the right to reject any change of annuitant(s) which has been made without our prior written consent.

         If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts. See "Federal Tax Matters," page ___.

         For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

Purchase Payments

         All  purchase   payments  must  be  paid  to  the  Service  Center.   A
confirmation will be issued to the owner upon the acceptance of each purchase payment.


         The initial purchase payment must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth
IRAs).

         The contract will be issued and the initial purchase payment generally will be credited within two business days after the receipt of both sufficient information to issue a contract and the initial purchase payment at the Service Center. Acceptance is subject to sufficient information being provided in a form acceptable to Transamerica, and Transamerica reserves the right to reject any request for issuance of a contract or purchase payment. Contracts normally will not be issued with respect to owners, joint owners, or annuitants more than 90 years old, although Transamerica in its discretion may waive this restriction in appropriate cases. Transamerica further reserves the right to not accept purchase payments after the owners' (or annuitants' if non-individual owner) 81st birthday.


         If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt of the purchase payment and information requesting issuance of a contract because the information is incomplete or for any other reason, then Transamerica will contact the owner, explain the reason for the delay and will refund the initial purchase payment within five business days, unless the owner consents to Transamerica retaining the initial purchase payment and crediting it as soon as the requirements are fulfilled.

         Additional purchase payments may be made at any time prior to the annuity date. Additional purchase payments must be at least $1,000 or at least $100 if made pursuant to an automatic purchase payment plan under which the additional purchase payments are automatically deducted from a bank account and allocated to the contract. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional purchase payments are credited to the contract as of the date the payment is received.

         Total purchase payments for any contract may not exceed $1,000,000 without prior approval of Transamerica.

         In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

         You specify how purchase payments will be allocated under the contract. You may allocate purchase payments between and among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account, and $1,000 to each guarantee period. Transamerica may waive this minimum allocation amount under certain options and circumstances.

         Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. The allocation percentages for additional purchase payments may be changed by the owner at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first purchase payment received with or after receipt by the Service Center of the request for such change and will continue in effect until subsequently changed.


         In certain jurisdictions and under certain conditions where by law Transamerica is required to return upon the exercise of the free look option, either (1) the purchase payment or (2) the greater of the purchase payment or account value (credits will not be included in the amount paid), any initial allocation to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any such allocations to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to the owner's requested allocation. Such transfer will not count against the 12 allowed transfers without charge during the first contract year.


Investment Option Limits

         Currently, the owner may not allocate amounts to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each duration of guarantee period under the guarantee period account and the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit.
Transamerica may waive this limit in the future.

         For example, if the owner makes an allocation to the money market variable sub-account and later transfers all amounts out of this money market variable sub-account, it would still count as one for the purposes of the limitation even if it held no value. If the owner transfers from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If the owner selects a guarantee period and renews for the same term, the count will be one; but if the owner renews to a guarantee period with a different term, the count will be two.


Credit

         We add a credit to your account value with each purchase payment received. This credit is funded from our general account. Each credit is allocated to the account value at the same time as the applicable purchase payment. Credits are applied to the investment options in the same ratio as the applicable purchase payment. The amount available as a death benefit or upon waiver of the contingent deferred sales load under the Living Benefits Rider does not include credits applied in the immediately preceding 12 months. The amount returned if you exercise your right to cancel the contract during the free-look period does not include any credits applied. No credit will be applied for purchase payments received after any owners' (or annuitants' if non-individual owner) 81st birthday.

         The credit is expressed and payable only as a percentage of purchase payments. Currently the percentage is 3.25%. We may vary this percentage.

Examples.  The following examples illustrate how a 3.25% credit works.

         Suppose you invest $10,000 in a contract. Transamerica immediately credits an additional 3.25%, or $325, so your Account Value begins at $10,325. Assume that in six months the Account Value increases by 5%, so it is $10,841 (($10,325 x 0.5= $516.25) + $10,325= $10,841). At that point in time, the death benefit would be $10,516 ($10,841 less the $325 credit). Note that although the credit is not included in the death benefit, the $16.25 of earnings on the credit is included. The cash surrender value would be $10,841 minus the surrender charge of 8% and other applicable deductions.

         Assume that at the end of twelve months, the Account Value has increased by 10% so it is $11,357.50 (($10,325 x .10=$1,032.50) +
$10,325=$11,357.50). The death benefit at that time would be the full Account Value of $11,357.50 and the cash surrender value would be $11,357.50 minus the surrender charge of 8% and other applicable deductions.

         A decrease in value works in a similar manner. Again suppose you invest $10,000 and Transamerica credits a 3.25%, or $325, credit, and the Account Value decreases 10% in six months, so your Account Value is $9292.50 ($10,325 minus $1,032.50). Your death benefit at that point in time would be $10,000, since it is never less than your purchase payments (less any partial withdrawals and premium taxes). Your cash surrender value would be the Account Value of $9,292.50 minus the 8% surrender charge and other applicable deductions.

         In the case of multiple purchase payments, for purposes of the credit the most recent purchase payment is deemed to be withdrawn first. Suppose you make a $10,000 purchase payment in January 1998 (getting a $325 credit) and a $20,000 purchase payment in June 1998 (getting a $650 credit). If you die in March 1999 (more than 12 months after the January 1998 purchase payment, but less than 12 months after the June 1998 purchase payment), the $650 credit for the June purchase payment has not vested (since it is less than 12 months old) so the full $650 is deducted in calculating the death benefit. However, the death benefit would include any earnings attributable to that credit. The $325 credit for the January payment is over 12 months old so it (and any earnings on it) is included in the death benefit.


ACCOUNT VALUE

         Before the annuity date, the account value is equal to: (a) the general account options accumulated value plus (b) the variable accumulated value.

         The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected portfolios as well as the deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

         Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or (b) the date our Service Center receives the initial purchase payment. In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which Transamerica receives the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

         The  net   investment   factor  is  used  to  determine  the  value  of
accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the statement of additional information.

         Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the guarantee periods. Transfers are restricted into or out of the fixed account. See "General Account Options" in Appendix A.

         Transfers among the variable sub-accounts and the general account options may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify: (1) the variable sub-account(s) and/or the general account option(s) from which the transfer is to be made; (2) the amount of the transfer; and (3) the variable sub-account(s) and/or general account option(s) to receive the transferred amount. The minimum amount which may be transferred from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to such terms and conditions as may be imposed by the portfolios.

         When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. (See "The General Account Options" in Appendix A.) A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 12 made during the same contract year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain options or services for purposes of the allowed number without charge. See "Transfers" on page __ for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the contract.

Other Restrictions

         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities because the portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s); telephone or facsimile transfer requests may not be allowed.

Telephone Transfers

         Transamerica will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to Transamerica. Transamerica reserves the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

         Transamerica will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, Transamerica may be liable for such losses if it does not follow those procedures. The procedures Transamerica will follow for telephone transfers may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

Dollar Cost Averaging

         Prior to the annuity date, the owner may request that amounts be automatically transferred on a monthly basis from a "source account," which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for availability.

         Only one source account can be elected at a time. The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not commence until the later of (a) 30 days after the contract effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months selected by the owner unless
(1) terminated by the owner, (2) automatically terminated by Transamerica because there are insufficient amounts in the source account, or (3) for other reasons as described in the election form. The owner may request that monthly transfers be continued for a term then available by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the owner, this option will terminate automatically with the last transfer at the end of the term.

         In order to be eligible for dollar cost averaging, the following conditions must be met: (1) the value of the source account must be at least $5,000; (2) the minimum amount that can be transferred out of the source account is $250 per month; and (3) the minimum amount transferred into any other variable sub-account is the greater of $250 or 10% of the amount being transferred. These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

         There is currently no charge for the dollar cost averaging option and transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per contract year.

Transamerica may charge in the future for dollar cost averaging.


         Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Automatic Asset Rebalancing

         After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the allocation percentages. The owner may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. The owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The owner may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

         The owner may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may in the future charge for this service and may count the transfers toward those allowed without charge.


Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.


After the Annuity Date

         If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any contract year; and (2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

         Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

         The owner of a non-qualified contract may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. See "Federal Tax Matters," page ____. The cash surrender value is equal to the account value, less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received along with all completed forms then required by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.


         In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the general account options. If the owner does not specify, the withdrawal will be taken pro rata from account value.


         A partial withdrawal request cannot be made if it would reduce the account value to less than $2,000. In that case, the owner will be notified.

         Withdrawal (including surrender) requests generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and processing of any transfers will occur within seven days from the date the election is received, except that Transamerica may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners. The withdrawal request will be effective when all required withdrawal request forms are received. Payments of any amounts derived from a purchase payment paid by check may be delayed until the check has cleared the owner's bank.

         When a withdrawal is made from a guarantee period before the end of its term, the amount withdrawn may be subject to an interest adjustment. See "The General Account Options" in Appendix A.

         Transamerica may delay payment of any withdrawal from the general account options for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.

         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR ALL AMOUNTS IN THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD AND OTHER CHARGES, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

         An owner may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts prior to the annuity date.

         The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See "Federal Tax Matters" page ___.

Systematic Withdrawal Option


         Prior to the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until than the later of (a) 30 days after the contract effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. If no specifications are made, withdrawals will be pro rata based on account value and any applicable interest adjustment will apply to withdrawals from theguarantee periods. Systematic withdrawals cannot be made from a variable sub-account from which dollar cost averaging transfers are being made and cannot be elected concurrently with the automatic payment option. The systematic withdrawal option is currently not available with respect to the general account options.


         To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, the owner can elect any amount over $100 to be withdrawn systematically. The owner may also make partial withdrawals while receiving systematic withdrawals. If the total withdrawals (systematic, automatic, or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, any applicable contingent deferred sales load will then apply.

         The withdrawals will continue indefinitely unless terminated. If this option is terminated it may not be elected again until the end of the next 12 full months.

         Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

         Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See "Federal Tax Matters," page ______.

Automatic Payout Option ("APO")

         Prior to the annuity date, for qualified contracts, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See "Federal Tax Matters" page ____. For IRAs and SEP/IRAs this may be elected no earlier than six months prior to the calendar year in which the owner attains age 701/2, but payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months prior to the later of when the owner (a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the contract effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.


         Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If no specifications are made, withdrawals will be pro rata from account value. Withdrawals can not be made from a variable sub-account from which dollar cost averaging transfers are being made. The APO is not currently available with respect to the general account options. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on value in this contract.


         To be eligible for this option,  the following  conditions must be met:
(1) the account value must be at least $12,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.

         The withdrawals will continue indefinitely unless terminated. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT


         If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 80th birthday, the death benefit will be equal to the greater of (a) the account value reduced by any credits less than 12 months old, or (b) the sum of all purchase payments made to the contract less withdrawals and applicable premium tax charges. If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 80th birthday the death benefit will be the account value less any credits less than 12 months old. For purposes of calculating such death benefit, the account value is determined as of the date the benefit is paid. If the owner is not a natural person, the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).

         An ownership change will be subject to our then current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value (minus any credits less than 12 months old).


Payment of Death Benefit

         The death benefit is generally payable upon receipt of proof of death of the owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.

         The death benefit will be determined as of the end of the valuation period during which our Service Center receives both proof of death of the owner or joint owner and the written notice of the settlement option elected by the person to whom the death benefit is payable. If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death. No contingent deferred sales load nor interest adjustment will apply.

         Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). Accordingly, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

         The owner may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this contract if: the owner dies before the annuity date and there is no joint owner; or the owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time. The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

         A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

         If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

         Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

         If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, this certificate will remain in force with the annuitant's surviving spouse as the new annuitant if:

         o        This contract is owned by a trust; and

         o The beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

         The manner in which we will pay the death benefit depends on the status of the person(s) involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

If the owner is not the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

         o        The annuitant;

         o        The joint annuitant; if any

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse),

         We will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse,

         We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above,

         The person(s) to whom the death benefit is payable may elect to receive it:

         o        In a lump sum; or

         o As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

         Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid,

         We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse),

         We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

         If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

         If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

         Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

         The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES  AND DEDUCTIONS

         No deductions are currently made from purchase payments (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

Contingent Deferred Sales Load


         No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load of up to 8% of purchase payments may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

         The contingent deferred sales load percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the aggregate contingent deferred sales load assessed against the contract exceed 8% of the aggregate purchase payments.


Number of Years

Since Receipt of                                 Contingent Deferred Sales Load

contingent deferred sales load
Purchase Payment                           As a Percentage of Purchase  Payment


Less than one year                           8%
1 year but less than 2 years                 8%
2 years but less than 3 years                7%
3 years but less than 4 years                6%
4 years but less than 5 years                5%
5 years but less than 6 years                4%
6 years but less than 7 years                3%
7 or more years                              0%


Free Withdrawals-Allowed Amount

         Beginning 30 days after the contract effective date (or the end of the free look period, if later), the owner may make a withdrawal up to the "allowed amount" without incurring a contingent deferred sales load each contract year before the annuity date.


         The allowed amount each contract year is equal to 10% of the total purchase payments received during the last seven years determined as of the last contract anniversary less any withdrawals during the present contract year. In the first contract year, the 10% will be applied to the total purchase payments at the time of the first withdrawal.


         Purchase payments held for seven full years may be withdrawn without charge.


         Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings and last from credits. The allowed amount may vary depending on the state of issuance. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.


Free Withdrawals - Living Benefits Rider

         When the contract is purchased, the owner may also elect, in certain states, a Living Benefits Rider for an additional fee that provides that the contingent deferred sales load will be waived in any of the three following instances:

(1) if the owner receives extended medical care in a licensed hospital or nursing care facility (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at the Service Center during the term of such care or within 90 days after the last day upon which the owner received such extended care; or

(2) if the owner receives medically required in-home care for at least 60 days and such extended in-home medical care is certified by a qualified medical professional and the owner may also be required to submit other evidence as required by Transamerica such as evidence of medicare eligibility; or

 (3) if the owner becomes terminally ill after the first contract year and the terminal illness is diagnosed by a qualified medical professional and is reasonably expected to result in death within 12 months.

Neither (1) nor (2) apply if the owner is receiving extended medical care in a licensed hospital or nursing care facility or in-home medical care at the time the contract is purchased.


         Transamerica reserves the right to not accept purchase payments after the owner has qualified for any of these waivers. Owner under this rider means either the owner or the joint owner, if any, or annuitant(s) if the contract is not owned by an individual. Any withdrawals under this rider on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year. Any credits less than 12 months old will not be available for withdrawal under this rider.


Other Free Withdrawals

         In addition, no contingent deferred sales load is assessed: upon annuitization after the first contract year to an option involving life contingencies; upon payment of the death benefit; or upon transfers of account value. Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders unless the owner elects to "gross-up" the amount for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

Administrative Charges

         Account Fee


         At the end of each contract year before the annuity date, Transamerica deducts an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60 (or 2% of the account value, if less) per contract year. If the contract is surrendered, the account fee, unless waived will be deducted from a full surrender before the application of any continent deferred sales load. The account fee will be deducted on a pro rata basis (based on values) from the account value including both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date the contract is surrendered.


         Annuity Fee


         After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.


         Administrative Expense Charge


         Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the contract date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica has the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.


Mortality and Expense Risk Charge


         Transamerica deducts a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.


         Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits prior to the annuity date.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

         If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.

         Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Living Benefits Rider Fee

         If the owner elected the Living Benefits Rider when the contract was purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of .05% of the account value at that time. The fee is deducted from each variable sub-account on pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply.) Transamerica reserves the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.

Premium Tax Charges

         Currently   there  is  no  charge  for   premium   taxes   except  upon
annuitization. However, Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5%. Transamerica reserves the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states and jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.



Transfer Fee

         Transamerica currently imposes a fee for each transfer in excess of the first 12 in a single contract year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

         Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

Taxes

         No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the contracts.

Portfolio Expenses

         The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. (See "The Portfolios" page __.)

Interest Adjustment

         For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see "The General Account Options -- the Guarantee Period Account" in Appendix A of this prospectus.


SETTLEMENT OPTION  PAYMENTS

Annuity Date


         The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center, provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts. The latest annuity date which may be elected is the later of (a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday, or (b) the first day of the month coinciding with or next following the tenth contract anniversary (but in no event later than the annuitants' or joint annuitants' 90th birthday). The latest allowed annuity date may vary in certain jurisdictions.


         The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See "Federal Tax Matters," page ___.

Settlement Option Payments

         The annuity amount is the account value, less any interest adjustment, less any applicable contingent deferred sales load, and less any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.

         If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.


         The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.


         The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

         Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.

         In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

         Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).

         Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option

         A fixed payment option provides for payments which will remain constant pursuant to the terms of the settlement option elected. If a fixed payment option is selected, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica, and the amount of payments will be established by the fixed settlement option selected and the age and sex (if sex-distinct rates are allowed by law) of the annuitant(s) and will not reflect investment experience after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate specified in the contract to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

         A variable  payment  option  provides for payments  that vary in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s). The variable settlement option purchase rate tables in the contract reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the variable sub-account(s) is less than 4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.

         Variable payments will be based on the variable sub-accounts selected by the owner, and on the allocations among the variable sub-accounts.

         For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

         The owner may choose any of the settlement option forms described below. Subject to approval by Transamerica, the owner may select any other settlement option forms then being offered by Transamerica.

         (1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

         The written request for this form must: (a) name the contingent annuitant; and (b) state the percentage of payments to be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.

         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

         The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue for so long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after the annuity date.

         The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made upon the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.

         (5) Other Forms of Payment. Benefits can be provided under any other settlement option not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

         After the annuity date, (a) no changes can be made in the settlement option and payment option; (b) no additional purchase payment will be accepted under the contract; and (c) no further withdrawals will be allowed.

         The owner of a non-qualified contract may, at any time after the contract date by written notice to us at our Service Center, change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of: (a) the date we receive the written request for such change; or (b) the date specified by the owner. The owner of a qualified contract may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

         The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The contract may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on the type of retirement plan or arrangement for which the contract is purchased, on the tax and employment status of the individual concerned, and on Transamerica's tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or arrangement and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Purchase Payments

         At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract; Transamerica will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

         The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

         The following discussion generally applies to a contract owned by a natural person.

         Withdrawals

         With respect to non-qualified contracts, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the contract" generally equals the amount of non-deductible purchase payments made.

         In the case of a withdrawal from qualified contracts (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan or arrangement. The "investment in the contract" generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the "investment in the contract" can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under "Qualified Contracts."

         If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

         Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."


         Settlement  Option Payments

         Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed based on the ratio of the "investment in the contract" to the total benefit payable; after the "investment in the contract" is recovered, the full amount of any additional settlement option payments is taxable.

         For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract."

         For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the payments for the term selected ; however, the remainder of each settlement option payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Withholding

         The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

         Penalty Tax

         There may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner attains age 591/2; (2) made as a result of death or disability of the owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a "designated beneficiary." Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

         Transfers, Assignments, or Exchanges of the Contract

         For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

         Multiple Contracts

         All deferred non-qualified contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

         In General

         The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

         We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

         Qualified Pension and Profit Sharing Plans

         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs.

        Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

         The  contract  is  also   designed  for  use  with  IRA  rollovers  and
contributory IRA's. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code.
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA.

         The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.

         The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. Purchasers should seek competent advise as to the suitability of the contract for use with Roth IRAs.

         Tax Sheltered Annuities

         Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.


         Restrictions under Qualified Contracts


         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued.

Taxation of Transamerica

         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

         Diversification Requirements

           Section   817(h)  of  the  Code   requires   that  with   respect  to
non-qualified contracts, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

         The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

         Required Distributions

         In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

         The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.

         Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report,
Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the contract, the effects of the contract's lifetime payout options, and the operation of certain special investment features of the contract -- such as the dollar cost averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

         Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.

DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.


         Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 4% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.



LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.


LEGAL MATTERS

         Advice   regarding   certain  legal  matters   concerning  the  federal
securities laws applicable to the issue and sale of the contract has been provided by Sutherland, Asbill & Brennan LLP. The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.


ACCOUNTANTS

         The consolidated financial statements of Transamerica for each of the three years in the period ended December 31, 1996, have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.


VOTING RIGHTS

         To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

         The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

         The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

         Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

         Each  person  or  entity  having  a  voting   interest  in  a  variable
sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

         It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.


AVAILABLE INFORMATION

         Transamerica  has filed a  registration  statement  (the  "Registration
Statement") with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                              Page

THE CONTRACT ................................................


NET INVESTMENT FACTOR........................................

VARIABLE PAYMENT OPTIONS.....................................
         Variable Annuity Units and Payments.................
         Variable Annuity Unit Value.........................
         Transfers After the Annuity Date ...................

GENERAL PROVISIONS ..........................................
         Non-Participating...................................
         Misstatement of Age or Sex .........................
         Proof of Existence and Age .........................
         Annuity Data
         Assignment..........................................
         Annual Report.......................................
         Incontestability....................................
         Entire Contract.....................................
         Changes in the Contract.............................
         Protection of Benefits..............................
         Delay of Payments...................................
         Notices and Directions..............................

CALCULATION OF YIELDS AND TOTAL RETURNS......................
         Money Market Sub-Account Yield Calculation..........
         Other Sub-Account Yield Calculations................
         Standard Total Return Calculations..................
         Adjusted Historical Portfolio Performance Data......
         Other Performance Data..............................

DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.......................

STATE REGULATION.............................................

RECORDS AND REPORTS..........................................

FINANCIAL STATEMENTS.........................................

APPENDIX

Appendix A

THE GENERAL ACCOUNT OPTIONS

 .........This  prospectus  is generally  intended to serve as a disclosure document  only for the contract and the
variable account. For complete details regarding the general account options, see the contract itself.

 .........The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.

 .........The general  account  options  are part of the general  account of
Transamerica.  The general  account of
Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

 .........The  allocation  or transfer of funds to the general  account  option does not entitle the owner to share
in the investment experience of Transamerica's general account.

 .........There are two general account options:  the fixed account and the guarantee period account, as described below.


                                THE FIXED ACCOUNT

 .........Currently,  Transamerica  guarantees  that it will credit interest at a rate of not less than 3% per year,
compounded  annually,  to  amounts  allocated  to the fixed  account  under the contracts.  However,  Transamerica
reserves the right to change the minimum rate according to state  insurance law.
  Transamerica  may credit interest
at a rate in excess  of 3% per  year.  There is no  specific  formula  for the determination  of  excess  interest
credits.  Some of the factors that the company may consider in  determining whether to credit  excess  interest to
amounts  allocated  to the fixed  account  and the amount in that  account are general  economic  trends,  rates of
return  currently  available and anticipated on the company's  investments, regulatory and tax  requirements,  and
competitive factors.

               Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.


 .........Rates of interest  credited to the fixed  account will be  guaranteed for at least twelve months and will
vary by the  timing  and class of the  allocation,  transfer  or  renewal.  At any time after the end of the twelve
month period for a particular allocation, Transamerica may change the annual rate of interest for that class;
this new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.  These rates of
interest may differ from those interest rates credited to amounts  transferred from the variable  sub-accounts  or
guarantee  period account and from those credited to amounts  remaining in the fixed account and receiving  renewal
rates.  These  rates of interest  may also differ from rates for  allocations applied  under  certain  options and
services Transamerica may be offering.


Transfers


 .........Each  contract  year the owner may  transfer a  percentage  of the value of the fixed  account to variable
sub-accounts or to the guarantee period account. The maximum percentage that may be transferred will be declared annually by Transamerica. This percentage will be determined by Transamerica at its sole  discretion,  but will
not be less  than  10% of the  value  of the  fixed  account  on the  preceding contract  anniversary  and will be
declared each year. Currently, this percentage is 20%. The owner is limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed  the  current  maximum.  If
Transamerica permits dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

 .........Generally,  transfers  may  not be made  from  any  variable  sub account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts.
Additionally, transfers may not be made from the fixed account to: 1) any guarantee period; 2) the Transamerica
VIF Money Market Sub-Account; and 3) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments. Transamerica reserves the right to modify the limitations on transfers to
and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.


                          THE GUARANTEE PERIOD ACCOUNT

         The guarantee period account provides a guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period prior to the end of its guarantee period will be subject to an interest adjustment, as explained below.

         Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. Currently Transamerica is offering three, five and seven year guarantee periods but these may change at any time.


              The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the guarantee period account.


         Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by Transamerica. Every guarantee period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at the Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.

Guarantee Period


         Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration chosen by the owner and the class of that guarantee period . A guarantee period chosen may not extend beyond the annuity date.


         Transamerica reserves the right to limit the maximum number of guarantee periods that may be in effect at any one time.

         Transamerica will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest established by Transamerica for a guarantee period will remain in effect for the duration of the guarantee period.
         Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period prior to its expiration date will be subject to an Interest Adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

Interest Adjustment

         If any amount is withdrawn or transferred from a guarantee period prior to its expiration date (excluding withdrawals for the purpose of paying the death benefit), the amounts withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

                   [(1 + I) divided by (1 + J + 0.005)]N/12 -1

         where:

         I        is the guaranteed interest rate in effect;

         J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer (fractional years are rounded up to the next full year); and

         N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed.

         In general the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate (as of the date of the transaction) that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. (For purposes of determining the interest adjustment, if the company does not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available). If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

Expiration of a guarantee period

         At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, Transamerica will notify the owner as to the options available when a guarantee period expires. The owner may elect one of the following:

         (a)      transfer  the amount  held in that  guarantee  period to a new
                  guarantee   period   from  among   those   being   offered  by
                  Transamerica at such time.

         (b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

         Transamerica must receive the owner's notice electing one of these at the Service Center by the expiration date of the guarantee period. If such election has not been received by Transamerica at the Service Center, the amount held in that guarantee period will remain in the guaranteed period account and a new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by Transamerica with a new guaranteed interest rate declared by Transamerica for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

         If Transamerica is not currently offering guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if Transamerica is not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

         If the amount held in an expiring guarantee period is less than $1,000, Transamerica reserves the right to transfer such amount to the money market variable sub-account.

Appendix B

Example of Variable Accumulation Unit Value Calculations

         Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

         Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

         Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

         Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000. Then the first variable annuity payment would be:


         3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

         and the number of variable annuity units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.

         For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

                              Separate Account VA-6


The prospectus and Statement of Additional Information for registrant Separate Account VA-6, depositor Transamerica Life Insurance and Annuity Company, as filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration Nos. 333-9745 and 811-07753, and declared effective October 22, 1997, are incorporated by reference herein.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                    TRANSAMERICA PROPRIETARY VARIABLE ANNUITY

                               CLASSIC WITH CREDIT


                                    Issued By
                 Transamerica Life Insurance and Annuity Company

         This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. The owner may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center, P.O. Box, 31848, Charlotte, NC 28202 or calling
(800) 258-4260, extension 5560. Terms used in the current prospectus for the contract are incorporated into this statement.

         The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.












                                                Dated ______, 1998

TABLE OF CONTENTS
                                                                  Page
THE CONTRACT
NET INVESTMENT FACTOR
VARIABLE PAYMENT OPTIONS   Variable Annuity Units and Payments
         Variable Annuity Unit Value
         Transfers After the Annuity Date
GENERAL PROVISIONS

         Non-Participating
         Misstatement of Age or Sex
         Proof of Existence and Age
         Annuity Data
         Assignment

         Annual Report
         Incontestability

         Entire Contract
         Changes in the Contract
         Protection of Benefits
         Delay of Payments
         Notices and Directions
CALCULATION OF YIELDS AND TOTAL RETURNS
         Money Market Sub-Account Yield Calculation
         Other Sub-Account Yield Calculations
         Standard Total Return Calculations
         Adjusted Historical Portfolio Performance Data
         Other Performance Data
DISTRIBUTION OF THE CONTRACT
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
FINANCIAL STATEMENTS

THE CONTRACT

           The  following  pages  provides  additional   information  about  the
contract which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:

         The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "exdividend" date occurs in the valuation period; plus or minus a per-share charge or credit as Transamerica may determine, as of the end of the valuation period, for taxes.

         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.00329% (1.20% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

             A valuation day is defined as any day that the New York Stock Exchange is open.


VARIABLE PAYMENT OPTIONS
         The variable payment option provide for payments that fluctuate in dollar amount, based on the investment performance of these elected variable sub-account(s).

Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.

         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. Transamerica may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

         After the annuity date, the owner may transfer variable annuity units from one sub-account to another, subject to certain limitations. (See "Transfers" page ___ of the prospectus.) The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. Transamerica reserves the right to change this day of the month.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.


GENERAL PROVISIONS


IRS Required Distributions

         If any owner under a non-qualified contract dies before the entire interest in the contract is distributed,  the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" page 38 of the prospectus.)
Non-Participating


         The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated in the application, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the contract, Transamerica may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

         Transamerica will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a contract will be binding on Transamerica unless made in writing and given to Transamerica at its Service Office. Transamerica is not responsible for the adequacy of any assignment. The owner's rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

         At least once each contract year prior to the annuity date, the owner will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability


         Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

Entire Contract

         Transamerica has issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

         The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. The owner has all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.


Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in a acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

         Transamerica may delay payment of any withdrawal from any general account options for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page __ of the prospectus.)

Notices and Directions

         Transamerica  will  not  be  bound  by  any  authorization,  direction,
election  or  notice  which  is  not,  in  a  form  and  manner   acceptable  to
Transamerica, and received at our Service Center.

         Any written notice requirement by Transamerica to the owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.


CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, Transamerica is required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

             YIELD=        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a        = net  investment  income  earned  during  the  period  by the portfolio attributable to the shares owned by the sub-account.
         b  =     expenses for the sub-account accrued for the period (net of reimbursements).
         c  =     the average daily number of variable accumulation units
outstanding during the period.
         d  =     the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. contingent deferred sales load range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

         Transamerica may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

         Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = {ERV/P} -  1

         Where:
         CTR =             the cumulative total return net of sub-account
recurring charges for the period.
         ERV =             ending  redeemable  value of a hypothetical  $1,000
payment at the beginning of the one,
                           five, or ten-year period at the end of the one, five,
                           or  ten-year  period  (or  fractional  portion of the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.


HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. Transamerica has no reason to doubt the accuracy of the figures provided by the portfolios. Transamerica has not verified these figures.

Adjusted Historical Sub-Account Performance Data

         The charts below show adjusted historical performance date for sixteen sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. These figures are not an indication of the future performance of the sub-accounts.

         The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. The Transamerica VIF Money Market portfolio has not yet commenced operations. The sub-accounts will commence operations January 2, 1998. Hence, there is no actual performance data for these sub-accounts.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

         Standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.





        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90) (1)


OCC Accumulation Trust
Small Cap (7/31/88) (1)


MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/5/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)

----------------

         Standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and optional Living Benefits Rider fee of 0.05% per annum.



        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)

------

OCC Accumulation Trust
Small Cap (7/31/88) (1)

-------------------------------------------------------------


MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)

------

Morgan Stanley UF High
Yield (1/1/97)

------

Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.

-----------------




        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and, an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load
(maximum 6% of purchase payments). They do reflect deduction of the fee for the optional Living Benefits Rider Fee of 0.05% per annum.

----------



        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.





        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                   12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and the optional Living Benefits Rider Fee of 0.05% per annum.





        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to

                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Adjusted historical non-standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follow. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.






        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)


         Adjusted historical non-standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follow. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 6% of purchase payments). They do reflect deductions of the fee for the optional Living Benefits Rider Fee of 0.05% per annum.

------------



        SUB-ACCOUNT                                                                             For the period from
 (date of commencement of       For the      For the 3-year      For the      For the 10-year     commencement of
       operation of          1-year period    period ending   5-year period    period ending         portfolio
 corresponding portfolio)        ending         12/31/96          ending          12/31/96         operations to
                                12/31/96                         12/31/96                             12/31/96



Janus Aspen Worldwide
Growth (9/12/93)


Morgan Stanley UF
International Magnum
(1/1/97)


Dreyfus VIF Small Cap
(8/30/90)


OCC Accumulation Trust
Small Cap (7/31/88) (1)

----------

MFS VIT Emerging Growth
(7/23/95)


Alliance VPF Premier
Growth (6/26/92)


Dreyfus VIF Capital
Appreciation (4/27/93)


MFS VIT Research (7/25/95)


Transamerica VIF Growth
(12/1/80) (2)


Alger American Income &
Growth (11/14/88)


Alliance VPF Growth &
Income (1/14/91)


MFS VIT Growth w/ Income
(10/8/95)


Janus Aspen Balanced
(9/12/93)


OCC Accumulation Trust
Managed (7/31/88) (3)


Morgan Stanley UF High
Yield (1/1/97)


Morgan Stanley UF Fixed
Income (1/1/97)


Transamerica VIF Money
Market (1/1/98)





DISTRIBUTION OF THE CONTRACT
         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


         During fiscal year 1996, no commissions were paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 4% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.



SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

         All records and accounts relating to the variable account will be maintained by Transamerica or by its Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         Because the variable account has not yet commenced operations, there is no financial statement for the variable account.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

           Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next Variable Accumulation Payment's due date.

         Where:

         (AUV1) is the variable accumulation Unit value of the Variable sub-account that the transfer is being made from as of the end of the valuation Period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the Variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:


     (1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity
Company (the "Company") authorizing the creation of Separate Account VA-6 (the "Separate
Account"). 1/

     (2) Not Applicable.

     (3) Form of Underwriting Agreement between the Company, the Separate Account and
Transamerica Securities Sales Corporation.2/


     (4) Form of Flexible Premium Deferred Variable Annuity Contract. (a) for "Classic" Variable Annuity 2/ (b) for "Classic with Credit" Variable Annuity 4/


     (5) Form of Application for Flexible Premium Variable Annuity. 2/

     (6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company.1/

         (b)   By-Laws of Transamerica Life Insurance and Annuity Company.1/

     (7) Not Applicable.

     (8) Form of Participation Agreements regarding the Portfolio.

          (a) re The Alger American Fund 3 (b) re Alliance Variable Products Series Fund, Inc.3 (c) re Dreyfus Variable Investment Fund 5 (d) re Janus Aspen Series 3 (e) re MFS Variable Insurance Trust 5 (f) re Morgan Stanley Universal Funds, Inc. 3 (g) re OCC Accumulation Trust 3
          (h) re Transamerica Variable Insurance Fund, Inc.2/

     (9) Opinion and Consent of Counsel.2/

     (10)      (a)  Consent of Counsel.4/

                 (b)  Consent of Independent Auditors.3/

     (11) No financial statements are omitted from Item 23.

     (12)      Not Applicable.

     (13)      Performance Data Calculations.3/

     (14)      Not Applicable.

     (15)      Powers of Attorney.2/

     (27)        Financial Data Schedule 2/

----------------------------

1/ Incorporated by reference to the like numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745, (August 8,
1996).

2/ Incorporated by reference to the like numbered exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (August 22, 1997).


3/ Incorporated by reference to the like numbered exhibit to the Post-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Inusrance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (December 22, 1997).

4/ Filed herewith.

5/ To be filed by subsequent post-effective amendment filing.

Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Life Insurance and Annuity Company

Robert Abeles       Richard N. Latzer

Thomas J. Cusack
James W. Dederer    Karen MacDonald
        Gary U. Rolle'
Richard H. Finn
David E. Gooding     T. Desmond Sugrue
Edgar H. Grubb      Nooruddin Veerjee
Frank C. Herringer  Robert A. Watson

List of Officers for Transamerica Life Insurance and Annuity Company
Thomas J. Cusack    Chairman

Nooruddin S. Veerjee FSA      President
Robert Abeles  Executive Vice President and Chief Financial Officer
James W. Dederer CLU          General Counsel and Secretary
Nicki Bair FSA          Senior Vice President
Roy Chong-Kit  Senior Vice President and Chief Actuary
Bruce Clark         Senior Vice President
Karen MacDonald     Senior Vice President and Corporate Actuary
John O. Meyers          Senior Vice President
Richard N. Latzer       Chief Investment Officer
Gary U. Rolle' CFA      Chief Investment Officer
William R. Wellnitz FSA  Senior Vice President and Actuary
Stephen J. Ahearn    Investment Officer
Glen. E. Bickerstaff          Investment Officer
John M. Casparian       Investment Officer
Heather E. Creeden      Investment Officer
Colin Funai             Investment Officer
William L. Griffin  Investment Officer
Sharon K. Kilmer        Investment Officer
Matthew W. Kuhns    Investment Officer
Lyman Lokken            Investment Officer
Michael G. Luongo       Investment Officer
Thomas D. Lyon Investment Officer
Thomas C. Pokorski      Investment Officer
Susan A. Silbert        Investment Officer
Philip W. Treick    Investment Officer
Jeffrey S. Van Harte          Investment Officer
Paul Wintermute         Investment Officer
Lawrence M. Agin FSA          Vice President & Associate Actuary
Frank Beardsley               Vice President
Marsha Blackman         Vice President
Rose Ann Bremser    Vice President
David Chernow           Vice President
Matt Coben              Vice President
Thomas P. Dolan     Vice President
Paul Hankowitz MD       Vice President & Chief Medical Director

Thomas Hauptli          Vice President
Phoebe Huang   Vice President
Zahid Hussain  Vice President and Associate Actuary
Ahmad Kamil             Vice President & Associate Acutary
Michael Kappos Vice President
Kenneth Kiefer Vice President
Ken Kilbane         Vice President
James D. Lamb FSA       Vice President & Acutary
Maureen McCarthy    Vice President
Vic Modugno             Vice President & Associate Actuary
Mischelle Mullin        Vice President
Paul L. Norris FSA      Vice President & Actuary
Thomas P. O'Neill       Vice President
Alison B. Pettingall          Vice President
Donald P. Radisich      Vice President
William N. Scott FLMI         Vice President
Christina Stiver    Vice President
Karen Stout             Vice President
James O. Strand         Vice President
Alice Su            Vice President
Colleen Vandermark  Vice President
Richard L. Weinstein FSA      Vice President & Associate Actuary
Sally S. Yamada CPA, FLMI     Vice President & Treasurer
Reid A. Evers           Second Vice President & Assistant General Counsel
David Fairhall FSA      Second Vice President & Associate Actuary
Sharon Haley            Second Vice President
Karin Kemenes           Second Vice President
Emily Urbano            Second Vice President
Aldo Davanzo            Assitant Secretary
Kamran Haghighi     Tax Officer
Kim A. Tursky           Assistant Secretary
Virginia M. Wilson  Controller
James Wolfenden         Statement Officer



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following chart indicates the persons controlled by or under common control with Transamerica.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation

      ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware
      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland Transamerica Insurance Finance Corporation, California -
California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware
                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware

                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy
                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil
                     Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa Transamerica Tank Container Leasing Pty. Limited -
Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware

                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany
            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware
               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica Financial Services Limited, United Kingdom - United Kingdom
               Transamerica Credit Corporation - Nevada
               Transamerica Credit Corporation (Washington) - Washington Transamerica Financial Consumer Discount Company (Pennsylvania) -
Pennsylvania
               Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware
      Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas

            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc. - Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -
Massachusetts
         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica  Occidental Life Insurance  Company - California  Bulkrich
            Trading Limited - Hong Kong First Transamerica Life Insurance Company - New York NEF Investment Company - California Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada
            Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California
            Transamerica Products II, Inc. - California
            Transamerica Products IV, Inc. - California
            Transamerica Products I, Inc. - California
         Transamerica Securities Sales Corporation - Maryland
         Transamerica Service Company - Delaware
      Transamerica International Holdings, Inc. - Delaware
      Transamerica Investment Services, Inc. - Delaware
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- Maryland
      Transamerica LP Holdings Corp. - Delaware
      Transamerica Properties, Inc. - Delaware
         Transamerica Retirement Management Corporation - Delaware
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) -
N/A
      Transamerica Realty Services, Inc. - Delaware
         Bankers Mortgage Company of California - California
         Pyramid Investment Corporation - Delaware
         The Gilwell Company - California
         Transamerica Affordable Housing, Inc. - California
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Ventana Inn, Inc. - California
      Transamerica Telecommunications Corporation - Delaware

                     *Designates INACTIVE COMPANIES
                  A Division of Transamerica Corporation
       Limited Partner; Transamerica Corporation is General Partner

Item 27.  Number of Contractowners

     None.

Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

     To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reeduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers.
Item 29. Principal Underwriter

     (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica
Variable Insurance

Fund, Inc.;  Transamerica Occidental Life Insurance Company's Separate Accounts:
VA-2; VA-2L; VA-2NL; VA-2NLNY; VA-5; and VA-5NLNY; Transamerica Life Insurance and Annuity Company's Separate Accounts VL and VA-1. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

     Barbara Kelley      Director & President
     Regina Fink         Director & Secretary
       Nooruddin Veerjee   Director
     Dan Trivers         Senior Vice President
     Nicki Bair          Vice President
     Chris Shaw          Second Vice President
     Ben Tang       Treasurer

Item 30.  Location of Accounts and Records

     Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 101401 North Tryon Street, Charlotte, North Carolina 28202.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and charges deducted under the Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                                SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Life Insurance and Annuity Company certifies that it has caused this Post-Effective Amendment No. 2 to the registration statement to be signed on its behalf in the City of Los Angeles, State of California, on the 24th day of December, 1997.


                            SEPARATE ACCOUNT VA-6 OF
                           TRANSAMERICA LIFE INSURANCE
                                   AND ANNUITY COMPANY
                                   (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                                   AND ANNUITY COMPANY
                                   (DEPOSITOR)


                          ----------------------------
                                   Aldo Davanzo
                                   Assistant Secretary


     As required by the Securities Act of 1933, this Registration Statement has been signed below on December 24, 1997 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                              Titles                             Date


______________________*       President and Director,
                    Chief Executive  Officer       December 24, 1997
Nooruddin S. Veerjee

______________________*       Director                      December 24_, 1997
Robert Abeles

______________________*       Chairman and Director  December 24_, 1997
Thomas J. Cusack

______________________*       Director                      December 24_, 1997
James W. Dederer

______________________*       Director                      December 24_, 1997
Richard H. Finn

______________________*       Director                      December 24_, 1997
David E. Gooding

______________________*       Director                      December 24_, 1997
Edgar H. Grubb


______________________*       Director                      December 24_, 1997
Frank C. Herrringer

______________________*       Director                      December 24_, 1997
Richard N. Latzer


______________________*       Director                      December 24_, 1997
Karen MacDonald

______________________*       Director                      December 24_, 1997
Gary U. Rolle'

______________________*       Director                      December 24_,  1997
T. Desmond Sugrue

______________________*       Director                      December 24_,  1997
Robert A. Watson


_________________________     On December 24, 1997 as Attorney-in-Fact
                                        pursuant to
*By:  Aldo Davanzo                 powers of attorney filed herewith.

                                 Exhibits



(4)       Form of Contract and Riders
(10)      (a)  Consent of Counsel.

Exhibit (4)    Form of Contract and Riders

[GRAPHIC OMITTED]
[OBJECT OMITTED]        Transamerica Life Insurance and Annuity Company
                        Home Office: 401 N. Tryon Street
                        Charlotte, NC  28202
                        A Stock Company


---------------------------------------------
About your contract
---------------------------------------------

This is a legal contract between you, the "owner", and Transamerica Life Insurance and Annuity Company (referred to as "we", "us", and "our" in this contract). Please read it carefully.

The owner will be entitled to certain benefits provided under this contract, subject to its provisions.




Right to Cancel
The owner may cancel this contract by returning it to: (a) the agent or (b) Transamerica Life Insurance and Annuity Company, Annuity Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848, before midnight of the tenth day after receipt of the contract. The return of the contract will be effective as of the date the notice is received. We will refund an amount equal to the sum of: (i) all purchase payments allocated to the general account options less any withdrawals; and (ii) the variable accumulated value of the contract less the value at the time allocated of any credits as defined in the contract.

PAYMENTS AND VALUES PROVIDED UNDER THIS CONTRACT WHEN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNT ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR AMOUNT. REFER TO PAGE 7 FOR ADDITIONAL INFORMATION ON THE VARIABLE ACCOUNT.




                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY





[GRAPHIC OMITTED]                                       [OBJECT OMITTED]

PRESIDENT AND CHIEF EXECUTIVE OFFICER            GENERAL COUNSEL AND SECRETARY

                  Variable and fixed dollar settlement options
----------------------------------------------------------
                          Separate Account Investments
-----------------------------------------------------------------
                     Non-participating - No annual dividends
-------------------------------------------------------------

4-703 11-197                                          Page 1

----------------------------------------
Information page
----------------------------------------
                    Contract Information

Contract Number:                          Specimen
Contract Effective Date:                  July 1, 1997
Income Tax Status:                        Non-Qualified
Initial Purchase Payment:                 $20,000
Annuity Date:                             July 1, 2044

                  Beneficiary Information

Beneficiary:               Judy Doe
Date of Birth:             January 1, 1959
Tax ID Number:    999-99-9999




Owner Information                                         Annuitant Information

Owner:           John Doe                 Annuitant:         John Doe
Date of Birth:   January 1, 1959          Date of Birth:     January 1, 1959
Tax ID Number:   999-99-9999              Tax ID Number:     999-99-9999
--------------------------------------------------
                   Joint Owner Information       Joint Annuitant Information
-------------------------

Joint Owner:               Jane Doe          Joint Annuitant: Jane Doe
Date of Birth:             January 1, 1959   Date of Birth:   January 1, 1959
Tax ID Number:    999-99-9999                Tax ID Number:    999-99-9999

                     Allocation of Initial Purchase Payment

Variable Sub-accounts
 [Alliance VPF Premier Growth]                    ____%        [Morgan Stanley UF Fixed Income]                  ____%
[Alliance VPF Growth and Income]                     ____%     [Morgan Stanley UF High Yield]                    ____%
[Alger American Income and Growth]                ____%        [Morgan Stanley UF International Magnum]          ____%
[Dreyfus VIF Capital Appreciation]                ____%        [OCC Accumulation Trust Managed]                  ____%
[Dreyfus VIF Small Cap]                           ____%        [OCC Accumulation Trust Small Cap]                ____%
[Janus Aspen Balance]                             ____%        [Transamerica VIF Growth Fund]                    ____%
[Janus Aspen Worldwide Growth]                    ____%        [Transamerica VIF Money Market Portfolio]         ____%
[MFS VIT Emerging Growth]                         ____%        [Fixed  Account]                                  ____%
[MFS VIT Growth and Income]                       ____%        [Guarantee Period Account Option- 1-10 Yr.]
[MFS VIT Research]                                ____%        ___%

                                                                    Total Allocation:       100%

The data above reflects the information you provided us to issue this contract. If you wish to change/correct any information on this page or for inquiries regarding coverage or customer service please call us immediately at our service center.

SERVICE CENTER:                Transamerica Life Insurance and Annuity Company
                               Annuity Service Center
                               P.O. Box 31848
                               Charlotte, North Carolina  28231-1848
                               1-800 258-4260



-----------------------------------------------
Continued on the next page
-----------------------------------------------

                               4-703 11-197 Page 2

------------------------------------------------
Information page (continued)
------------------------------------------------

--------------------------
                             ANNUAL CHARGES AND FEES
                            Charges and fees at the time we issued this contract
are shown below.

------------------
Mortality and Expense Risk Charge                               [1.20% of the assets in each variable sub-account]
--------------------------------------------------------------
                                                                -------------------------------------------------------------
--------------------------------------------------------------  [0.15% of the assets in each variable sub-account]
Administrative Expense Charge                                   -------------------------------------------------------------

--------------------------------------------------------------  $10 for each transfer over [twelve] in each contract year
Transfer Fee                                                    -------------------------------------------------------------
--------------------------------------------------------------  [Currently None]

--------------------------------------------------------------  -------------------------------------------------------------
Systematic   Withdrawal  Fee  [($30  or  2%  of  the  account  value  if  less)]
--------------------------------------------------------------  [(We will  waive if account value is over $25,000)]
                                                                -------------------------------------------------------------
Account Fee (before the annuity date)                           [$30]

--------------------------------------------------------------
Annuity Fee (after the annuity date)
--------------------------------------------------------------


--------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------- --------------------------------------------------------------
Living Benefits Rider Fee                                       [If elected, 0.05% of the account value ]
                                                                [This fee will be deducted monthly]
--------------------------------------------------------------- --------------------------------------------------------------

                         CONTINGENT DEFERRED SALES LOAD
                  Number of Complete Years                    Contingent Deferred Sales Load
                  From Receipt of Purchase Payment            as a Percentage of Purchase Payment
                  Less than 1 year................................................8%
                  1 year but less than 2 years....................................8%
                  2 years but less than 3 years...................................7%
                  3 years but less than 4 years...................................6%
                  4 years but less than 5 years...................................5%
                  5 years but less than 6 years...................................4%
                  6 years but less than 7 years...................................3%
                  7 or more years.................................................0%

Additional Information

          Minimum Initial Purchase Payment:                                                      [$5,000]
                                                                                                     [$2,000 for IRA's]

          Additional Purchase Payment Minimum:                                                   [$1,000]

          Maximum Total Purchase Payment(s):                                                     [$1,000,000]

          Minimum Initial Variable Sub-account Allocation or Transfer:          [$1,000]

          Minimum Initial Fixed Account Allocation or Transfer:                         [$1,000]

          Minimum for Each Guarantee Period Allocation or Transfer:             [$1,000]

          Maximum Transfer Percentage
          from the Fixed Account:                                                       [10%]

          Minimum Account Value:                                                        [$2,000]

          Credit Percentage:                                                                     [3.25%]

-------------------------------------------------------
         End of Information Page
-------------------------------------------------------
                              4-703 11-197 Page 2A

-------------------------------------------
Table of Contents
-------------------------------------------

                                                  PAGE

INFORMATION PAGE..............................2 & 2A

DEFINITIONS....
 .....................................................................
4

OWNER, ANNUITANT, BENEFICIARY..............................5

ESTABLISHING THIS CONTRACT..................................6


CREDIT.............................................7

THE                                                           VARIABLE
ACCOUNT.................................................. 7

THE                                                            GENERAL
ACCOUNT....................................................8

TRANSFER
PROVISIONS.................................................... 9

WITHDRAWAL PROVISIONS.............................................9

SETTLEMENT OPTION PROVISIONS ..............................11

SETTLEMENT OPTION PAYMENTS..................................12

DEATH BENEFIT PROVISIONS .........................................13

CHARGES, FEES AND SERVICES .....................................15

GENERAL                                                     PROVISIONS
 ......................................................16

APPENDIX - ANNUITY RATE TABLES............................18













4-703 11-197                   Page 3
--------------------------------------------
Definitions
--------------------------------------------

Account Value
The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date
The date the annuitization phase of this contract begins. The annuity date is shown on the Information Page.

Cash Surrender Value
The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to the account value; less any account fee, any applicable interest adjustment, contingent deferred sales load and premium tax charges.

Contract Anniversary
The anniversary each year of the contract effective date as shown on the Information Page.

Contract Year
The 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Code
The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Fixed Account
An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account
The assets of the Company that are not allocated to a separate account.

General Account Options Accumulated Value
The total dollar value of all amounts the owner allocates or transfers to any general account option; plus interest credited; less any amounts withdrawn, applicable fees and premium tax charges, and/or transfers out to the variable account prior to the annuity date.

General Account Options
The fixed account and the guarantee period account offered by us in the general account. The general account options selected by the owner are shown on the Information Page.

Guarantee Period Account
An account which credits a guaranteed rate of interest for specified guarantee period(s). There may be several guarantee period(s) offered under the guarantee period account.

Guarantee Period
The number of years that a guaranteed rate of interest may be credited to a guarantee period account.

Guaranteed Interest Rate
The annual effective rate of interest after daily compounding credited to a guarantee period.

Portfolio
The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Status (Qualified and Non-Qualified)
The status shown on the Information Page. This contract has a qualified status if it is issued in connection with a retirement plan or program.

Valuation Day
Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period
The time interval between the closing (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange on consecutive valuation days.

Variable Account
The variable account (separate account VA-6) is a separate account established and maintained by us for the investment of a portion of our assets.

Variable Accumulated Value
The total dollar value of all variable accumulation units under this contract prior to the annuity date.

4-703 11-197                                                             Page 4

Variable Accumulation Unit
A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Sub-accounts
One or more divisions of the variable account each of which invests solely in shares of one of the portfolios. The variable sub-accounts selected by the owner are shown on the Information Page.

-------------------------------------------------------------
Owner, Annuitant, Beneficiary
-------------------------------------------------------------

Owner (Joint Owners)
The person(s) named on the Information Page who, while living, controls all rights and benefits under this contract. If the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this contract, such person(s) must be named annuitant(s) and will be treated as the owner.

If joint owners are named, the joint owners share ownership in this contract equally with the right of survivorship. The right of survivorship means that if a joint owner dies, his or her interest in the contract will pass to the surviving joint owner subject to the death benefit provisions.

The owner(s) is entitled to designate the annuitant, beneficiary or other payee, settlement option, and annuity date. The owner must notify us at our service center to make changes to these designations in a form and manner acceptable to us.

Annuitant (Joint Annuitant)
The person(s) named on the Information Page whose age and sex is used to determine the amount of settlement option payments on the annuity date. If a joint annuitant is named, that joint annuitant must be the annuitant's spouse. The joint annuitant will become the annuitant if the annuitant dies. If there is no joint annuitant and the annuitant dies, an individual owner will become the new annuitant until the owner names another annuitant.

If the owner is an individual, the annuitant(s) may be changed by the owner at any time before the annuity date. Any such change will be subject to the then current underwriting requirements. We reserve the right to reject any change of the annuitant(s) which has been made without our prior written consent.

If the owner is not an individual, the annuitant(s) may not be changed.

Beneficiary
The person(s) named on the Information Page who is designated to receive the amounts payable under this contract if:

      The owner dies before the annuity date and there is no joint owner; or

      The owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

A  beneficiary  may be named or  changed  at any  time.  Any  change  made to an
irrevocable   beneficiary   must  also  include  the  written   consent  of  the
beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

4-703 11-197                                                           Page 5

Establishing this Contract

          This contract was established on the contract effective date shown on the Information Page.

Any time before the annuity date the owner may make additional purchase payments to this contract. We reserve the right to not accept additional purchase payments beyond certain attained ages of the owner or annuitant.

The owner may allocate purchase payments to one or more of the variable sub-accounts or general account options we offer at the time we receive a purchase payment. We reserve the right to limit the total number of investment options that may be chosen over the lifetime of the contract.

All purchase payments are subject to the conditions listed below.

Purchase Payment Provisions
Payment and Acceptance of Purchase Payments
Purchase payments are payments the owner makes to us for the benefits under this contract. All purchase payments must be made to either an agent designated by us or our service center.

The initial purchase payment, as shown on the Information Page, will be credited to the variable sub-accounts and/or general account options according to the owner's instructions within two business days of the date our service center receives both the initial purchase payment and sufficient information, in a form and manner acceptable to us, to issue this contract.

Additional purchase payments will be credited on the date we receive them at our service center and are subject to the conditions listed below. Purchase payments must:

      Meet the additional payment minimum shown on the Information Page.

      Not exceed any federal or state limitations during any taxable year; and

      Not exceed the maximum total purchase payment amount, as shown on the Information Page, without our prior approval.

We may return to the owner any purchase payments that do not meet the conditions described in this section.

Allocating Each Purchase Payment
Allocations the owner makes to the variable sub-accounts and general account options are subject to the following conditions. The owner must allocate:

      In whole number percentages;

      A minimum of 10% of each purchase payment to any variable sub-account or general account option.

      Not  less  than  the  variable   sub-account  minimum,  as  shown  on  the
     Information Page, to variable sub-accounts with a zero balance.

      Not less than the fixed account and guaranteed period account minimum, as shown on the Information Page.

The owner may change allocation elections for future purchase payments any time before the annuity date by notifying us at our service center.

Continuation of this Contract
If the owner stops making additional purchase payments to this contract, the provisions of the contract will continue in force until all values have been distributed. The owner may exercise all ownership rights under this contract during that time, including making withdrawals and applying the annuity amount, as defined in the settlement option provisions section, to provide payments under a settlement option described in this contract.

4-703 11-197                                                       Page 6

Credits

We will add a credit to the account value for each purchase payment received. The credit is equal to a percentage of each purchase payment. Credits are allocated to the variable sub-account or general account options in the same ratio as the applicable purchase payment. We reserve the right to restrict the variable sub-accounts or general account options to which the credit allocation may be made.

The amount of the credit percentage will be declared by the Company from time to time. The initial credit percentage is shown on the Information Page. Any credit allocated to the account value for less than twelve months will be deducted from any amounts due as a result of the owner or joint owner's death, the exercise of an elective waiver of the contingent deferred sales load benefit, or the cancellation of this contract under the right to cancel provision.

------------------------------------------
The Variable Account
------------------------------------------

The variable account is a separate investment account established and maintained by the Company for the investment of a portion of our assets pursuant to North Carolina Insurance Law. We will use the assets of the variable account to buy shares in the various portfolios. Amounts allocated or transfers made to one or more variable sub-accounts will become a part of the variable account.

The assets of the variable account are owned by us. The assets in the variable account are not chargeable with liabilities arising out of any other business we conduct, except to the extent that they exceed the reserves and other liabilities of the variable account. The assets of the variable account maintained under this contract will be kept separate from the assets held in our general account.

Variable Sub-accounts
The variable account is composed of a number of variable sub-accounts. The investment performance of each variable sub-account is linked directly to the investment performance of the underlying portfolio.

We cannot and do not guarantee that any of the variable sub-accounts will always be available for investment. We reserve the right, subject to compliance with applicable federal or state law, rules or regulations, to add, delete, or substitute the variable sub-accounts or the portfolio shares held by a variable sub-account, if we believe that further investment in the shares is no longer appropriate or shares in a portfolio become no longer available for investment. We will send written notification to the owner of such changes.


Variable Accumulation Unit
A variable accumulation unit is a unit of measure we use to determine the variable accumulated value each day before the annuity date. The variable accumulated value is the total dollar value of all variable accumulation units for each variable sub-account. The value of a variable accumulation unit varies with each variable sub-account.

Amounts allocated or transfers made to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. Transfers, withdrawals, or fees made from a variable sub-account will result in the cancellation of variable accumulation units.

Each time an amount is allocated or a transfer is made to a variable sub-account, the number of variable accumulation units credited will be determined. We will determine the number of variable accumulation units by dividing the total amount allocated by the value of that variable sub-account's variable accumulation unit for the valuation day on which either we received the allocation or transfer request at our service center.

The value of a variable accumulation unit for each variable sub-account is determined by multiplying the value of that unit at the end of the prior valuation period by the net investment factor of the variable sub-account for the valuation period. The value of a variable accumulation unit may increase or decrease.

Net Investment Factor
The net investment factor is the formula that measures the investment performance of a

4-703 11-197                                                        Page 7
variable  sub-account from one valuation period to the next. For any variable sub-account, the net investment factor for a valuation period is determined by dividing (A) by (B), then subtracting (C) where;

(A) is
The net asset value per share held in the variable sub-account, as of the end of the valuation period; plus (minus)

The per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus (minus) A per-share charge or credit as of the end of the valuation period for tax reserves for realized and unrealized capital gains, if any.

(B) is
The net asset value per share held in the variable sub-account as of the end of the prior valuation period.

(C) is
The daily mortality and expense risk charge multiplied by the number of calendar days in the current valuation period; plus

The daily administrative expense charge multiplied by the number of calendar days in the current valuation period.

------------------------------------------------------------
The General Account
------------------------------------------------------------

The Company's general account includes all assets not allocated to one of the Company's separate accounts. The general account options under this contract include a fixed account and a guarantee period account to which the owner may allocate amounts and transfers.

Fixed Account
Crediting of Interest
We will establish effective annual rates of interest for any amounts allocated or transferred to this fixed account from time to time. Any purchase payment allocation or transfer to the fixed account will be credited interest at the rate applicable for its class. We guarantee that the rate of interest in effect for any amounts allocated or transferred will remain in effect for at least twelve months from the date such allocation or transfer is made. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest without prior notice. We guarantee that any subsequent change in the annual rate of interest will remain in effect for a minimum of twelve months from the effective date of change.

Interest will be credited on a daily basis at a daily rate which is equivalent to the effective annual interest rate for that allocation. The effective annual interest rate applicable to an allocation will never be less than 3% annually.

Transfer Limitations
Transfers from and to the fixed account are subject to the following conditions:

      The owner may make four transfers from the fixed account to the variable account each contract year. The total amount transferred may not exceed the maximum amount allowed for any contract year. We reserve the right to waive this limitation.

      The maximum amount that may be transferred each contract year is a percentage of the value of the fixed account as of the last contract anniversary less any prior transfers made that contract year. The percentage rate, which will be declared by the Company from time to time, will not be less than 10 percent. The percentage rate on the contract effective date for the maximum transfer amount is shown on the Information Page.

      Amounts from the fixed account may not be transferred to any guarantee period or variable sub-account as identified by us whose underlying portfolio's assets consist of more than 50% investment in income producing securities, such as the money market accounts, contracts of deposit, U.S. Treasury or other U.S. Government securities, bonds or any other fixed income investment.

      Each time an amount is transferred from the fixed account into the variable account, the owner may not transfer any amounts back to the fixed account for six months following the date of the original transfer.

4-703 11-197                                                         Page 8

Guarantee Period Account
Guarantee Period
Each amount allocated or transfer made to the guarantee period account will establish a new guarantee period. Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. The owner may not select a guarantee period whose duration will extend beyond the annuity date, as described in the settlement option provision section. We will never offer a guarantee period with a duration of less than a year.

Crediting of Interest
We will establish a guaranteed interest rate for each guarantee period. This rate will remain in effect for the specified duration of the guarantee period. Interest will be credited on a daily basis at a daily rate which is equivalent to the effective annual guaranteed interest rate for that guarantee period. The guaranteed interest rate applicable to a guarantee period will never be less than 3% annually.

Interest Adjustment
We will deduct an interest adjustment from amounts withdrawn or transferred from a guarantee period before the end of the guarantee period. We will not make an interest adjustment upon the death of the owner or within the 30-day period before the end of the guarantee period. We may waive the interest adjustment in connection with certain options offered with this contract.

Any applicable interest rate adjustment will be calculated by multiplying the amount withdrawn, transferred or annuitized before the reduction for any contingent deferred sales load by the formula described below:

         [(1 + I)/(1 + J + .005)]n/12 - 1


   I = The guaranteed interest rate credited to the current guarantee period.

   J = The current interest rate offered for a guarantee period equal to the number of years remaining in the current guarantee period (fractional years are rounded up to the next full year). If no guarantee period equal to the number of years remaining in the current guarantee period is available, the rate will be established by linear interpolation.

   N = The number of full months remaining to the end of the current guarantee period.

The interest adjustment will be made if the current interest rate plus .005 is greater than the guaranteed interest rate.

The interest adjustment will never reduce the amount under a guarantee period to less than the allocation or transfer amount which initiated the guarantee period; less any prior withdrawals or transfers; plus daily interest accumulated at a 3% annual rate. There will be no upward adjustments.

Guarantee Period Expiration
At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, we will notify the owner as to the options available when a guarantee period expires. The owner may elect to transfer the amount held in that guarantee period to another general account option or to a variable sub-account being offered by us at that time. The transfer request must be received no later than the day immediately following the end of the expiring guarantee period.

If no election is made, we will establish a new guarantee period of the same duration as the expiring guarantee period, if offered, with a new guaranteed interest rate declared by us for that guarantee period. If we are not currently offering guarantee periods with the same duration as the expiring guarantee period, the new guarantee period will be the next higher duration. If the guarantee period extends beyond the annuity date, we will then select the longest period that will not extend the guarantee period beyond such date.

----------------------------------------------
Transfer Provisions

-------------------------------------------------------------
The owner may transfer all or a portion of the account value between and among the variable sub-accounts and general account options subject to the limitations as described in this section and the general account section of this contract.

4-703
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


All transfer requests must specify (a) the amount of the transfer; (b) the variable sub-account or general account option from which the transfer is to be made; and (c) the variable sub-account or general account option which is to receive the transfer. All transfers will be made as of the valuation day we receive the request at our service center.

Before the annuity date, transfers in excess of the maximum per contract year, as shown on the Information Page, will be subject to a transfer fee, as described in the charges, fees and services section of this contract. We reserve the right to waive the transfer fee.

After the annuity date, transfers are only permitted if a variable payment option is elected. Such transfers among the variable sub-accounts are limited to four per contract year. We reserve the right to change the number of transfers available after the annuity date.

The minimum amount that may be transferred from a variable sub-account, the fixed account or any guarantee period under the guarantee period account is the lesser of $1,000 or the entire value of the variable sub-account, fixed account or guarantee period from which the transfer is being made. The minimum amount that may be initially allocated or transferred into a variable sub-account or the fixed account is shown on the Information Page. The minimum amount that must always be transferred into any guarantee period is shown on the Information Page. We reserve the right to waive the minimum(s) in connection with certain options offered with this contract.

Withdrawal Provisions

Before the annuity date and subject to the conditions below the owner may:

      Withdraw a portion of the account value for cash subject to any applicable interest adjustment; contingent deferred sales load, and premium tax charges; or

      Automatically withdraw a portion of the account value by electing the systematic withdrawal option; or

      Withdraw the cash surrender value and terminate this contract.

Any amount withdrawn that exceeds the allowed amount, as described below, may be subject to a contingent deferred sales load. All withdrawals will be made from purchase payments on a first in, first out basis, then from earnings and last from credits.

Partial Withdrawal Provisions
--------------------------------------------------------------
Partial withdrawals taken from the variable sub-accounts or general account options are subject to a minimum withdrawal amount equal to the lesser of $1,000 or the entire value of the variable sub-account, fixed account or guarantee period from which the withdrawal is being made. We reserve the right to limit the number of partial withdrawals that may be taken from the general account options in any contract year. We reserve the right not to process any withdrawal if the resulting account value is below the minimum, as shown on the Information Page.

Systematic Withdrawal Option
The owner may elect to automatically receive a series of partial withdrawals under the systematic withdrawal option subject to the following conditions:

      Systematic withdrawals may be subject to a fee as described in the charges, fees and services section of this contract.

      Systematic withdrawals may only be taken from variable sub-accounts and general account options as designated by us from time to time. We reserve the right to prospectively change such designations.

The owner may terminate systematic withdrawals at any time by notifying us at our service center. Once the option has been terminated, it may not be elected again for a twelve month period. Systematic withdrawals will automatically terminate if the contract is annuitized, surrendered or otherwise distributed as a result of the owner's death.

Surrender of this Contract
The owner may surrender this contract to us for its cash surrender value on or before the

4-703
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Page 10
annuity date. Surrender of the contract will be subject to any withdrawal limitations imposed under applicable federal or state law, rules or regulations.

Payment of the cash surrender value to the owner will be in full settlement of our liability under the contract.

Withdrawal of Funds Without Charges
At the end of the free look period or 30 days after the contract effective date, whichever is later, the owner may make withdrawals up to the allowed amount each contract year before the annuity date without incurring a contingent deferred sales load.

The allowed amount is equal to 10% of purchase payments less than seven years old as of the last contract anniversary, less any previous withdrawals taken in that contract year. For the first contract year, the allowed amount is equal to 10% of purchase payments as of the time of the first withdrawal, less any previous withdrawals taken that contract year. Previous withdrawals include partial withdrawals and certain scheduled withdrawals, such as systematic withdrawals. Any amounts that exceed the allowed amount will be subject to a contingent deferred sales load. Purchase payments that are older than seven years old will not be subject to a contingent deferred sales load.

Amounts withdrawn from any guarantee period account may be subject to an interest adjustment as described in the general account section of this contract.

Contingent Deferred Sales Load
A contingent deferred sales load may apply when a withdrawal from, or surrender of, this contract occurs. For purposes of determining the contingent deferred sales load, all withdrawals are made first from purchase payments on a first-in, first-out basis and then from earnings.

We calculate the contingent deferred sales load separately for each purchase payment received by us. The contingent deferred sales load is a percentage of the withdrawn purchase payment.

The applicable contingent deferred sales load percentages, as shown on the Information Page, are based on the number of complete years from the receipt of the purchase payment(s) to the date of withdrawal.

Waiver of Contingent Deferred Sales Load We will waive the contingent deferred sales load:

     On the allowed amount.

      Upon annuitization on or after the first contract anniversary, if the selected settlement option involves life contingencies.

      Upon the owner's death before the annuity date.

Settlement Option Provisions

      On the annuity date, we will apply the annuity amount, as defined below, to provide payments under the settlement option selected by the owner. The first settlement option payment will be made 30 days after the annuity date.


      Settlement option payments may be made in monthly, quarterly, semi-annual or annual installments as selected by the owner.

The owner may change the annuity date and settlement and payment option by notifying our service center at least 30 days in advance of the annuity date.

The annuity date must be on or before the later of (A) and (B) where:

(A) is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitant's 85th birthday, whichever is earlier, and;

(B) is the first day of the month immediately following the tenth contract anniversary.

The annuity date may not be earlier than the first day of the calendar month coinciding with the first contract anniversary.

After the annuity date, we will not allow the owner to make:

      Any changes to either the settlement or payment option;

          4-703
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Page 11

      Additional purchase payments; or

      Any further withdrawals.

Annuity Amount
The annuity amount we will apply to provide payments is equal to the account value; less any interest adjustment, any contingent deferred sales load and any premium tax charges.

Minimum Requirements
We reserve the right to offer a less frequent mode of payment than the mode selected by the owner or make a cash payment to the owner equal to the cash surrender value if:

      The annuity amount is less than $5,000; or

      The amount of the first fixed payment is less than $150; or

      The amount of the first variable payment is less than $150 or if a variable payment from a variable sub-account is less than $75.

If we make such a cash payment it will be in full settlement of our liability under this contract.

Settlement Options
The settlement options the owner may choose from are listed below. For any settlement option involving life contingencies, it is possible that no settlement option payments will be made from this contract if, after the annuity date but before the first settlement option payment is made, the annuitant and joint annuitant or contingent annuitant, as applicable, dies.


Life Annuity
Provides payments to the owner for as long as the annuitant lives. Payments will end with the payment due just before the annuitant's death and there is no provision for a death benefit payable to a beneficiary.

Life Annuity with Period Certain
Provides  payments to the owner for the longer of: a) the annuitant's  life; or
 (b) the period certain. The period certain may be 120, 180 or 240 months. If the annuitant dies during the period certain, payments will continue until the end of the period certain.


Life and Contingent Annuity
Provides payments to the owner for as long as the annuitant lives. If the annuitant dies, payments will continue for as long as the contingent annuitant lives in an amount equal to 50%, 66 2/3% or 100% of the original payment, as selected. Payments will then end with the payment due just before the contingent annuitant's death.

Joint and Survivor Annuity
Provides payments to the owner for as long as the survivor of the annuitant or joint annuitant lives. After the first annuitant dies, payments will continue for as long as the survivor lives in an amount equal to 50%, 66 2/3% or 100% of the original payment, as selected. Payments will then end with the payment due just before the death of the survivor.

Other Forms of Payment
Payments can be provided under other settlement options not described in this section. Contact our service center for more information.

Settlement Option Payments

      Settlement option payments may be fixed or variable or a combination of both.

      The fixed payment option provides for settlement option payments that remain constant and are not affected by the investment performance of the variable sub-accounts.
      The variable payment option provides for settlement option payments that vary based on the investment performance of the variable sub-account(s) selected by the owner. These payments may increase, decrease or remain the same.

Fixed Payment Option
Amount of Fixed Payment
The owner may elect to have all or a portion of the annuity amount applied to provide fixed payments. On the annuity date, we will determine the dollar amount of the fixed payments by applying the portion of the annuity amount allocated to provide fixed payments as a

4-703
11-197
Page 12
single payment based on the settlement option chosen and the age and sex of the annuitant(s), using the appropriate guaranteed annuity rate tables. If required by law, we will use the appropriate unisex guaranteed annuity rate tables.
The monthly annuity rate tables are contained in the appendix.

Variable Payment Option
Amount of First Variable Payment
The owner may elect to have all or a portion of the annuity amount applied to provide settlement option payments that vary based on the investment performance of selected variable sub-accounts. The amount of the first variable payment will be equal to the benefit that could be purchased by applying the portion of the annuity amount allocated to provide the variable payments as a single payment based on the settlement option chosen and age and sex of the annuitant(s) using the appropriate guaranteed annuity rate tables. If required by law, we will use the appropriate unisex guaranteed annuity rate tables. The monthly annuity rate tables are contained in the appendix.

Amount of Subsequent Variable Payments
We determine the dollar amount of the second and subsequent variable payments by first identifying the number and value of the variable annuity units for each variable sub-account. Variable annuity units are the unit of measure used to determine such payments. For each payment we multiply the number of variable annuity units by the value of the variable annuity units for each variable sub-account.

The number of variable annuity units for each variable sub-account will remain the same for the second and subsequent variable payments (unless amounts are transferred to or from a variable sub-account) and the value of the variable annuity units in each variable sub-account will vary. As a result of the variation in the value of variable annuity units for each variable sub-account between payments, the dollar amount of each variable payment after the first may increase, decrease or remain the same.

Number of Variable Annuity Units
The number of variable annuity units for each variable sub-account is determined by dividing the first variable payment by the value of the variable annuity units of each variable sub-account on the annuity date.

Value of Variable Annuity Units
The variable annuity unit values depend on the net investment factor and the assumed interest rate. The value of a variable annuity unit for each variable sub-account for any valuation day is equal to (A) times (B) times (C), where:

(A) is the variable annuity unit value on the immediately preceding valuation day;

(B) is the net investment factor (determined in accordance with the net investment factor provision on Page 7), for the valuation period just ended; and

(C) is the investment result adjustment factor (.99989255)n, which recognizes an assumed interest rate of 4% per year. The Company reserves the right to offer other assumed interest rates with appropriate investment result adjustment factors. The "n" in the investment result adjustment factor is the number of days since the preceding valuation day.

Once settlement option payments begin, we guarantee the amount of each variable payment will not be affected by variations in expenses or mortality experience.

Death Benefit Provisions

We must distribute death benefits or continue making settlement option payments under this contract according to the requirements of Code Section 72(s) as long as this contract is in force or benefits remain to be paid.

We will not accept any additional purchase payments after the death of the owner or joint owner.

If any ownership change is made, the death benefit under this contract may be reduced in accordance with our then current underwriting rules. Such reduction will never decrease the death benefit below the account value.

We must receive proof of death before any benefits are distributed from this contract. Proof of death acceptable to us includes:

      A certified copy of a death certificate
      A certified copy of a court decree stating the cause of death A written statement by a medical doctor who attended the deceased Any other proof or documents we may require

-------------------------------------------------
4-703
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Page 13

Amount of Death Benefit
If the owner or joint owner dies before the annuity date and neither the deceased owner nor the joint owner had attained the age of 80, the guaranteed minimum death benefit is equal to the greatest of (A) or (B) where:

(A) is the account value less any credits less than twelve months old.

(B) is 100% of purchase payments, less the sum of all withdrawals and any applicable premium tax charges.

The guaranteed minimum death benefit will be determined as of the end of the valuation period during which our service center receives both proof of death of the owner or joint owner and the written notice of the form of benefit elected by the person to whom the death benefit is payable.

Amount of Death Benefit after the Owner or Joint Owner attains age 80
If the owner or joint owner dies before the annuity date and either the deceased owner or surviving owner had attained the age of 80, the death benefit is equal to the account value less any credits less than twelve months old. For purposes of calculating such death benefit, the account value is determined as of the date the death benefit is paid.

Death of Owner or Joint Owner before the Annuity Date
If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72(s)(6). For example, this contract will remain in force with the annuitant's surviving spouse as the new annuitant if:

      This contract is owned by a trust; and

      The beneficiary shown on the Information Page is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the person(s) involved in this contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant: The joint owner, if any; then The beneficiary, if any.

          If the owner is not the annuitant: The joint owner, if any; then The beneficiary, if any; then The annuitant; then The joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, (or to a trust for the sole benefit of such surviving spouse), we will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person(s) to whom the death benefit is payable may elect to receive it:

      In a lump sum; or

      As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days prior to the one year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

4-703
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Page 14

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse), we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date
If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date
If an owner or an annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision
The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

---------------------------------------------------------------------
Charges, Fees and Services
---------------------------------------------------------------------

Premium Tax Charge
Some jurisdictions impose on us a premium tax on annuities. If a premium tax is imposed, we reserve the right to deduct this amount from purchase payments or account value, as appropriate. For purposes of this contract, premium tax charges include retaliatory taxes or other similar taxes.

Mortality and Expense Risk Charge
The amount of the annual mortality and expense risk charge is shown on the Information Page. The mortality and expense risk charge will be deducted on a daily basis from the assets in each variable sub-account as part of the calculation of the variable accumulation unit.

Administrative Expense Charge
The amount of the annual administrative expense charge on the contract effective date is shown on the Information Page. The administrative expense charge will be deducted on a daily basis from the assets in each variable sub-account as part of the calculation of the variable accumulation unit.

We may change this charge upon 30 days advance written notice to the owner. Any increase in the administrative expense charge will apply prospectively to administrative expense charges deducted after the effective date of change. The administrative expense charge will not exceed an annual charge of 0.35%.


Transfer Fee
We reserve the right to impose a transfer fee for each transfer in excess of the number shown on the Information Page made during a single contract year. The amount of the transfer fee on the contract effective date is shown on the Information Page. This fee will not increase. The transfer fee will be deducted from the amount of the transfer prior to its reallocation. We reserve the right to waive the transfer fee.

Systematic Withdrawal Fee
We reserve the right to impose an annual processing fee for the systematic withdrawal option. The amount of the systematic withdrawal fee on the contract effective date is shown on the Information Page. Any fee imposed will not exceed $25 per contract year.

Account Fee
Before the annuity date, an annual account fee will be deducted from the account value on the last business day of each contract year and if different, the date the contract is surrendered. The amount of the annual account fee on the contract effective date is shown on the Information Page. The account fee will be deducted on a pro rata basis from the account value. There will be no interest adjustment on any deductions from the guarantee period account for this fee.

We may change this fee prospectively upon 30 days advance written notice to the owner. Any

4-703
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Page 15
increase  will not result in the  account  fee  exceeding  a maximum  annual account fee equal to the lesser of 2% of the account value or $60.

Annuity Fee
After the annuity date, an annual fee equal to the amount shown on the Information Page will be deducted in equal amounts from distributions made under the variable payment option. We reserve the right to waive this fee.

Statements of Account
At least once during each contract year, we will send the owner a statement of account reflecting the account value of the contract. Statements of account will cease to be provided to the owner after the annuity date.

-------------------------------------------------------------
General Provisions
-------------------------------------------------------------

Entire Contract
The contract and any attached endorsements and riders are the entire contract.

Misstatement of Age and Sex
If the age or sex of the annuitant(s) and/or of any other measuring life has been misstated, the settlement option payments payable under this contract will be whatever the annuity amount would provide for the correct age or sex of the annuitant(s) and/or of any other measuring life on the annuity date. Any underpayment by us, as a result of such misstatement, will be paid in a lump sum on the next settlement option payment made by us, and any overpayment will be deducted from the current or succeeding payments.

Proof of Existence and Age
Before making any payment under this contract, we may require proof of the existence and age of the owner, the annuitant and/or any other measuring life. We may also require any other information as we may need in order to provide benefits under the contract.

Changes
No provision of this contract may be changed or waived unless done in writing and signed by two of our authorized officers. We will not make any change that reduces the amounts payable under this contract unless the change is required by law. We will provide the owner a copy of any changes we make to this contract.

Income Tax Qualification
This contract is intended to qualify as an annuity contract for federal income tax purposes. All provisions in this contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform this contract to any applicable changes made in the tax qualification requirements. We will provide the owner with a copy of any changes we make to this contract.

Incontestability
This contract is incontestable from the contract effective date.

Assignment of this Contract
To make ownership changes or assign rights to another person, the owner must notify us at our service center. An assignment or ownership change is not binding on us until we receive the necessary documentation and acknowledge the request. We are not responsible for the validity or effect - tax or otherwise - of any assignment or ownership change. If an ownership change is made, the death benefit under this contract may be reduced in accordance with our then current underwriting rules. Such reduction will never decrease the death benefit below the account value.

Payments by/to the Company
All purchase payments paid to us or amounts paid by us from this contract will be made in the legal currency of the United States of America.

Delay of Payment or Transfer
Except as provided below, we will pay amounts due from this contract within seven days of the date our service center receives both the request for such amount and all the necessary requirements in a form and manner acceptable to us.

We reserve the right to delay the payment of any benefits payable, amounts withdrawn or transfers requested from the variable account due to: (a) the closure of the New York Stock Exchange for reasons other than usual weekends, holidays or if trading on such

4-703
11-197
Page 16

Exchange is restricted; (b) the existence of an emergency as defined by the Securities and Exchange Commission of the United States Government or restrictions of trading by the Commission; or (c) delays permitted by the Securities and Exchange Commission for the protection of security holders.

We further reserve the right to delay payment of any withdrawal from the general account options for up to six months after we receive the request for withdrawal. If we delay payment for more than 30 days, we will pay interest as provided in this contract on the withdrawal amount up to the date of payment.

Minimum Benefits
Any settlement option payments, cash surrender value or death benefits that may be available under this contract will not be less than the minimum benefits required by any statute of the jurisdiction in which this contract was issued.

Protection of Benefits/Proceeds
To the extent permitted by law, no payment of benefits or interest will be subject to the claim(s) of any creditor of any owner, annuitant or beneficiary or to any claim or process of law against any owner, annuitant or beneficiary.

Non-Participating
This contract is classified as a non-participating contract. It does not participate in our profits or surplus, and therefore no dividends are payable.

                                    APPENDIX

                               ANNUITY RATE TABLES

Applicability of Rates - The guaranteed annuity rates contained in Tables I, II and III will be used to provide a minimum guaranteed monthly annuity under the fixed annuity payment option. The annuity rates contained in Tables IV, V and VI will be used to determine the first monthly annuity payment under the variable annuity payment option.

The rates contained in this contract are for each $1,000 applied under the applicable settlement option and do not include any applicable premium tax charges. Any applicable premium tax charges will be withdrawn as described in the premium tax charge provision of the contract.

Tables I and II under the fixed annuity payment option and Tables IV and V under the variable annuity payment option, as applicable, will be used for all settlement options, subject to any limitations imposed under: (a) a retirement plan or program under which this contract is issued; or (b) applicable federal or state law, rules or regulations which restrict the use of such rates. If any federal or state law, rules or regulations prohibits the use of the rates provided under these Tables, then the annuity rates provided under Tables III and VI, as applicable, will be used.

Rates Not Shown - Any rates not shown in the Tables contained in this contract will be provided by us upon request.

                              4-703 11-197 Page 17

                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION


                              TABLE I - MALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.76                       3.76              3.75              3.73
                  41                   3.80                       3.79              3.78              3.76
                  42                   3.84                       3.83              3.82              3.80
                  43                   3.88                       3.87              3.86              3.83
                  44                   3.93                       3.92              3.90              3.87
                  45                   3.97                       3.96              3.94              3.91
                  46                   4.02                       4.01              3.98              3.95
                  47                   4.07                       4.06              4.03              3.99
                  48                   4.13                       4.11              4.08              4.03
                  49                   4.18                       4.16              4.13              4.08
                  50                   4.24                       4.21              4.18              4.13
                  51                   4.30                       4.27              4.23              4.17
                  52                   4.37                       4.33              4.29              4.22
                  53                   4.43                       4.40              4.34              4.28
                  54                   4.51                       4.46              4.41              4.33
                  55                   4.58                       4.53              4.47              4.38
                  56                   4.66                       4.60              4.54              4.44
                  57                   4.74                       4.68              4.60              4.50
                  58                   4.83                       4.76              4.67              4.56
                  59                   4.92                       4.84              4.75              4.61
                  60                   5.02                       4.93              4.83              4.68
                  61                   5.12                       5.02              4.90              4.74
                  62                   5.23                       5.12              4.99              4.80
                  63                   5.34                       5.22              5.07              4.87
                  64                   5.47                       5.33              5.16              4.93
                  65                   5.60                       5.45              5.25              5.00
                  66                   5.74                       5.57              5.35              5.06
                  67                   5.90                       5.69              5.45              5.12
                  68                   6.06                       5.83              5.55              5.18
                  69                   6.24                       5.97              5.64              5.24
                  70                   6.43                       6.11              5.74              5.30
                  71                   6.63                       6.26              5.84              5.35
                  72                   6.84                       6.42              5.95              5.41
                  73                   7.07                       6.58              6.05              5.45
                  74                   7.32                       6.74              6.14              5.50
                  75                   7.58                       6.91              6.24              5.54
                  76                   7.86                       7.08              6.33              5.57
                  77                   8.16                       7.26              6.42              5.61
                  78                   8.48                       7.43              6.50              5.63
                  79                   8.83                       7.61              6.58              5.66
                  80                   9.20                       7.79              6.65              5.68
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table I, is the 1983a Annuity Mortality Table for males, without projection, set back 5 years, with an interest rate of 3.5% per annum.


4-703 11-197                                                            Page 18

                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION

                             TABLE II - FEMALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.58                       3.58              3.57              3.56
                  41                   3.61                       3.60              3.60              3.59
                  42                   3.64                       3.64              3.63              3.62
                  43                   3.67                       3.67              3.66              3.65
                  44                   3.71                       3.70              3.69              3.68
                  45                   3.74                       3.74              3.73              3.71
                  46                   3.78                       3.77              3.76              3.75
                  47                   3.82                       3.81              3.80              3.78
                  48                   3.86                       3.85              3.84              3.82
                  49                   3.90                       3.89              3.88              3.86
                  50                   3.95                       3.94              3.92              3.90
                  51                   4.00                       3.98              3.97              3.94
                  52                   4.05                       4.03              4.01              3.98
                  53                   4.10                       4.08              4.06              4.03
                  54                   4.15                       4.14              4.11              4.08
                  55                   4.21                       4.19              4.17              4.13
                  56                   4.28                       4.25              4.22              4.18
                  57                   4.34                       4.32              4.28              4.23
                  58                   4.41                       4.38              4.34              4.28
                  59                   4.48                       4.45              4.41              4.34
                  60                   4.56                       4.52              4.47              4.40
                  61                   4.64                       4.60              4.55              4.46
                  62                   4.73                       4.68              4.62              4.52
                  63                   4.82                       4.77              4.70              4.59
                  64                   4.92                       4.86              4.78              4.66
                  65                   5.03                       4.96              4.86              4.72
                  66                   5.14                       5.06              4.95              4.79
                  67                   5.26                       5.17              5.04              4.86
                  68                   5.39                       5.28              5.14              4.93
                  69                   5.52                       5.40              5.24              5.01
                  70                   5.67                       5.52              5.34              5.07
                  71                   5.82                       5.66              5.44              5.14
                  72                   5.99                       5.80              5.55              5.21
                  73                   6.17                       5.95              5.66              5.27
                  74                   6.36                       6.10              5.77              5.34
                  75                   6.57                       6.27              5.88              5.40
                  76                   6.80                       6.44              6.00              5.45
                  77                   7.04                       6.61              6.11              5.50
                  78                   7.31                       6.80              6.21              5.54
                  79                   7.60                       6.99              6.32              5.58
                  80                   7.91                       7.18              6.42              5.62
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table II, is the 1983a Annuity Mortality Table for females, without projection, set back 5 years, with an interest rate of 3.5% per annum.

4-703 11-197

                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION


                            TABLE III - UNISEX RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.69                       3.69              3.68              3.66
                  41                   3.73                       3.72              3.71              3.70
                  42                   3.76                       3.76              3.75              3.73
                  43                   3.80                       3.79              3.78              3.76
                  44                   3.84                       3.83              3.82              3.80
                  45                   3.88                       3.87              3.86              3.83
                  46                   3.93                       3.92              3.90              3.87
                  47                   3.97                       3.96              3.94              3.91
                  48                   4.02                       4.01              3.98              3.95
                  49                   4.07                       4.06              4.03              4.00
                  50                   4.13                       4.11              4.08              4.04
                  51                   4.18                       4.16              4.13              4.08
                  52                   4.24                       4.22              4.18              4.13
                  53                   4.30                       4.27              4.24              4.18
                  54                   4.37                       4.33              4.29              4.23
                  55                   4.44                       4.40              4.35              4.28
                  56                   4.51                       4.47              4.42              4.34
                  57                   4.59                       4.54              4.48              4.40
                  58                   4.66                       4.61              4.55              4.45
                  59                   4.75                       4.69              4.62              4.51
                  60                   4.84                       4.77              4.69              4.57
                  61                   4.93                       4.86              4.77              4.64
                  62                   5.03                       4.95              4.85              4.70
                  63                   5.14                       5.05              4.93              4.76
                  64                   5.25                       5.15              5.02              4.83
                  65                   5.37                       5.26              5.11              4.89
                  66                   5.50                       5.37              5.20              4.96
                  67                   5.64                       5.49              5.29              5.03
                  68                   5.79                       5.61              5.39              5.09
                  69                   5.95                       5.75              5.49              5.15
                  70                   6.12                       5.88              5.59              5.22
                  71                   6.31                       6.03              5.69              5.28
                  72                   6.50                       6.18              5.80              5.34
                  73                   6.71                       6.33              5.90              5.39
                  74                   6.93                       6.49              6.01              5.44
                  75                   7.17                       6.66              6.11              5.49
                  76                   7.43                       6.84              6.21              5.53
                  77                   7.71                       7.01              6.31              5.57
                  78                   8.01                       7.19              6.40              5.61
                  79                   8.33                       7.37              6.49              5.63
                  80                   8.67                       7.56              6.57              5.66
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table III, is the 1983a Annuity Mortality Table, without projection, blended 60% males and 40% females, set back 5 years, with an interest rate of 3.5% per annum.

4-703 11-197

                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION


                              TABLE IV - MALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   4.08                       4.07              4.06              4.04
                  41                   4.12                       4.11              4.09              4.07
                  42                   4.16                       4.15              4.13              4.11
                  43                   4.20                       4.18              4.17              4.14
                  44                   4.24                       4.23              4.21              4.18
                  45                   4.29                       4.27              4.25              4.21
                  46                   4.33                       4.32              4.29              4.25
                  47                   4.38                       4.36              4.33              4.29
                  48                   4.44                       4.41              4.38              4.33
                  49                   4.49                       4.46              4.43              4.38
                  50                   4.55                       4.52              4.48              4.42
                  51                   4.61                       4.57              4.53              4.47
                  52                   4.67                       4.63              4.59              4.52
                  53                   4.74                       4.69              4.64              4.57
                  54                   4.81                       4.76              4.70              4.62
                  55                   4.88                       4.83              4.76              4.67
                  56                   4.96                       4.90              4.83              4.73
                  57                   5.04                       4.97              4.89              4.78
                  58                   5.13                       5.05              4.96              4.84
                  59                   5.22                       5.13              5.04              4.90
                  60                   5.31                       5.22              5.11              4.96
                  61                   5.42                       5.31              5.19              5.02
                  62                   5.52                       5.41              5.27              5.08
                  63                   5.64                       5.51              5.36              5.14
                  64                   5.76                       5.62              5.44              5.20
                  65                   5.90                       5.73              5.53              5.27
                  66                   6.04                       5.85              5.62              5.33
                  67                   6.19                       5.98              5.72              5.39
                  68                   6.36                       6.11              5.82              5.45
                  69                   6.53                       6.25              5.91              5.51
                  70                   6.72                       6.39              6.01              5.56
                  71                   6.92                       6.54              6.11              5.61
                  72                   7.14                       6.69              6.21              5.67
                  73                   7.37                       6.85              6.31              5.71
                  74                   7.62                       7.01              6.40              5.75
                  75                   7.88                       7.18              6.49              5.79
                  76                   8.16                       7.35              6.58              5.83
                  77                   8.46                       7.52              6.67              5.86
                  78                   8.79                       7.70              6.75              5.89
                  79                   9.13                       7.87              6.83              5.91
                  80                   9.51                       8.05              6.90              5.93
==============================================================================================================


Basis of Computation - The actuarial basis for the annuity rates contained in this Table IV, is the 1983a Annuity Mortality Table for males, without projection, set back 5 years, with an assumed interest rate of 4% per annum.

4-703 11-197

                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION

                             TABLE V - FEMALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.90                       3.90              3.89              3.88
                  41                   3.93                       3.92              3.92              3.91
                  42                   3.96                       3.95              3.95              3.94
                  43                   3.99                       3.98              3.97              3.96
                  44                   4.02                       4.01              4.01              3.99
                  45                   4.06                       4.05              4.04              4.02
                  46                   4.09                       4.08              4.07              4.06
                  47                   4.13                       4.12              4.11              4.09
                  48                   4.17                       4.16              4.15              4.13
                  49                   4.21                       4.20              4.19              4.16
                  50                   4.26                       4.24              4.23              4.20
                  51                   4.30                       4.29              4.27              4.24
                  52                   4.35                       4.34              4.32              4.28
                  53                   4.40                       4.39              4.36              4.33
                  54                   4.46                       4.44              4.41              4.37
                  55                   4.52                       4.49              4.46              4.42
                  56                   4.58                       4.55              4.52              4.47
                  57                   4.64                       4.61              4.58              4.52
                  58                   4.71                       4.68              4.64              4.57
                  59                   4.78                       4.75              4.70              4.63
                  60                   4.86                       4.82              4.77              4.69
                  61                   4.94                       4.89              4.84              4.75
                  62                   5.03                       4.98              4.91              4.81
                  63                   5.12                       5.06              4.98              4.87
                  64                   5.22                       5.15              5.06              4.94
                  65                   5.32                       5.24              5.14              5.00
                  66                   5.43                       5.34              5.23              5.07
                  67                   5.55                       5.45              5.32              5.14
                  68                   5.68                       5.56              5.41              5.21
                  69                   5.81                       5.68              5.51              5.27
                  70                   5.96                       5.80              5.61              5.34
                  71                   6.11                       5.93              5.71              5.41
                  72                   6.28                       6.08              5.82              5.48
                  73                   6.46                       6.22              5.93              5.54
                  74                   6.65                       6.37              6.04              5.60
                  75                   6.86                       6.54              6.15              5.66
                  76                   7.09                       6.71              6.25              5.71
                  77                   7.33                       6.88              6.37              5.76
                  78                   7.60                       7.07              6.47              5.80
                  79                   7.89                       7.25              6.57              5.84
                  80                   8.20                       7.45              6.67              5.88
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table V, is the 1983a Annuity Mortality Table for females, without projection, set back 5 years, with an assumed interest rate of 4% per annum.

4-703 11-197

                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION


                             TABLE VI - UNISEX RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   4.01                       4.00              4.00              3.98
                  41                   4.05                       4.04              4.03              4.01
                  42                   4.08                       4.07              4.06              4.04
                  43                   4.12                       4.11              4.09              4.07
                  44                   4.16                       4.14              4.13              4.11
                  45                   4.20                       4.18              4.17              4.14
                  46                   4.24                       4.22              4.21              4.18
                  47                   4.28                       4.27              4.25              4.22
                  48                   4.33                       4.31              4.29              4.26
                  49                   4.38                       4.36              4.33              4.30
                  50                   4.43                       4.41              4.38              4.34
                  51                   4.49                       4.46              4.43              4.38
                  52                   4.55                       4.52              4.48              4.43
                  53                   4.61                       4.57              4.54              4.48
                  54                   4.67                       4.64              4.59              4.53
                  55                   4.74                       4.70              4.65              4.58
                  56                   4.81                       4.76              4.71              4.63
                  57                   4.89                       4.83              4.77              4.68
                  58                   4.96                       4.91              4.84              4.74
                  59                   5.05                       4.99              4.91              4.80
                  60                   5.14                       5.07              4.98              4.86
                  61                   5.23                       5.15              5.05              4.92
                  62                   5.33                       5.24              5.13              4.98
                  63                   5.43                       5.34              5.21              5.04
                  64                   5.55                       5.44              5.30              5.10
                  65                   5.67                       5.54              5.39              5.17
                  66                   5.80                       5.66              5.48              5.23
                  67                   5.94                       5.77              5.57              5.30
                  68                   6.09                       5.90              5.67              5.36
                  69                   6.25                       6.03              5.76              5.42
                  70                   6.42                       6.16              5.86              5.48
                  71                   6.60                       6.31              5.96              5.54
                  72                   6.79                       6.46              6.06              5.60
                  73                   7.00                       6.61              6.17              5.65
                  74                   7.23                       6.77              6.27              5.70
                  75                   7.47                       6.93              6.37              5.75
                  76                   7.73                       7.10              6.46              5.79
                  77                   8.01                       7.28              6.56              5.82
                  78                   8.31                       7.46              6.65              5.86
                  79                   8.63                       7.64              6.73              5.89
                  80                   8.98                       7.82              6.82              5.91
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table VI, is the 1983a Annuity Mortality Table, without projection, blended 60% males and 40% females, set back 5 years, with an assumed interest rate of 4% per annum.

4-703 11-197
























                  Variable and fixed dollar settlement options
                          Separate Account Investments
                     Non-participating - No annual dividends


[GRAPHIC OMITTED]


                                          Home Office:
                                          401 N. Tryon Street
                                          Charlotte, NC  28202
                                             4-703 11-197
                                          A Stock Company

[GRAPHIC OMITTED]
[OBJECT OMITTED] Transamerica Life Insurance and Annuity Company
                 Home Office: 401 N. Tryon Street
                 Charlotte, NC  28202
                 A Stock Company


------------------------------------------------------------------
About your certificate
-------------------------------------------

This certificate is a legal contract between you, the "owner", and Transamerica Life Insurance and Annuity Company (referred to as "we", "us", and "our" in this certificate). Please read it carefully.

This certifies that the owner of this certificate is participating under a group annuity contract. As such, the owner will be entitled to certain benefits provided under this certificate, subject to its provisions. This certificate describes the owner's rights under the group annuity contract.




Right to Cancel
The owner may cancel this certificate by returning it to: (a) the agent or (b) Transamerica Life Insurance and Annuity Company, Annuity Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848, before midnight of the tenth day after receipt of the certificate. The return of the certificate will be effective as of the date the notice is received. We will refund an amount equal to the sum of: (i) all purchase payments allocated to the general account options less any withdrawals; and (ii) the variable accumulated value of the certificate less the value at the time of any credits as defined in the certificate.

PAYMENTS AND VALUES PROVIDED UNDER THIS CERTIFICATE WHEN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE ACCOUNT ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR AMOUNT. REFER TO PAGE 7 FOR ADDITIONAL INFORMATION ON THE VARIABLE ACCOUNT.


                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY



[GRAPHIC OMITTED]                                             [OBJECT OMITTED]

PRESIDENT AND CHIEF EXECUTIVE OFFICER           GENERAL COUNSEL AND SECRETARY



-----------------------------------------------------------------------------
                          Certificate of participation
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                            issued in connection with
---------------------------------------------------------------------
      Group flexible premium deferred annuity contract form no. TGP-713-197
                  Variable and fixed dollar settlement options
                          Separate Account Investments
-------------------------------------------------------------------
                     Non-participating - No annual dividends
-------------------------------------------------------------------------------


TCG-313-197                                                         Page 1
-------------------------------------------------------------------------------
Information page
------------------------------------------------------

------------------------------------------------------
Certificate Information                               Beneficiary Information
----------------------------------------------------------
----------------------------------------------------------

Certificate Number:                       Specimen             Beneficiary:               Judy Doe
Certificate Effective Date:                  July 1, 1997      Date of Birth:             January 1, 1959
Income Tax Status:                        Non-Qualified        Tax ID Number:    999-99-9999
Group Annuity Contract Number:      582331
Initial Purchase Payment:                 $20,000
Annuity Date:                             July 1, 2044

----------------------------------------------------------------------------
                      Owner Information                   Annuitant Information
------------------------------------------------------------------------------

Owner:                     John Doe                            Annuitant:                   John Doe
Date of Birth:             January 1, 1959                     Date of Birth:               January 1, 1959
Tax ID Number:             999-99-9999                         Tax ID Number:               999-99-9999

-------------------------
                   Joint Owner Information     Joint Annuitant Information

Joint Owner:               Jane Doe                            Joint Annuitant:           Jane Doe
Date of Birth:             January 1, 1959                     Date of Birth:             January 1, 1959
Tax ID Number:    999-99-9999                                  Tax ID Number:    999-99-9999

                     Allocation of Initial Purchase Payment
-- ------------------------------------------------------------

Variable Sub-accounts
 [Alliance VPF Premier Growth]                    ____%        [Morgan Stanley UF Fixed Income]                  ____%
[Alliance VPF Growth and Income]                     ____%     [Morgan Stanley UF High Yield]                    ____%
[Alger American Income and Growth]                ____%        [Morgan Stanley UF International Magnum]          ____%
[Dreyfus VIF Capital Appreciation]                ____%        [OCC Accumulation Trust Managed]                  ____%
[Dreyfus VIF Small Cap]                           ____%        [OCC Accumulation Trust Small Cap]                ____%
[Janus Aspen Balance]                             ____%        [Transamerica VIF Growth Fund]                    ____%
[Janus Aspen Worldwide Growth]                    ____%        [Transamerica VIF Money Market Portfolio]         ____%
[MFS VIT Emerging Growth]                         ____%        [Fixed  Account]                                  ____%
[MFS VIT Growth and Income]                       ____%        [Guarantee Period Account Option- 1-10 Yr.]
[MFS VIT Research]                                ____%        ___%
                                                                                          Total Allocation:       100%

The data above reflects the information you provided us to issue this certificate. If you wish to change/correct any information on this page or for inquiries regarding coverage or customer service please call us immediately at our service center.

SERVICE CENTER:                Transamerica Life Insurance and Annuity Company
                               Annuity Service Center
                               P.O. Box 31848
                               Charlotte, North Carolina  28231-1848
                               1-800 258-4260



------------------------------------------
Continued on the next page
------------------------------------------

                               TCG-313-197 Page 2

-------------------------------------------------
Information page (continued)
-------------------------------------------------

-----------------------------------------------------------------------
                             ANNUAL CHARGES AND FEES
                          Charges   and  fees  at  the  time  we   issued   this
certificate are shown below.
-----------------------------
Mortality and Expense Risk Charge
[1.20% of the assets in each variable sub-account]
--------------------------------------------------------------
 [0.15% of the assets in each variable sub-account]
Administrative Expense Charge
 -------------------------------------------------------------

--------------------------------------------------------------
 $10 for each transfer over [twelve] in each certificate year
Transfer Fee
 -------------------------------------------------------------
--------------------------------------------------------------
 [Currently None]

--------------------------------------------------------------
-------------------------------------------------------------
Systematic   Withdrawal  Fee  [($30  or  2%  of  the  account
 value  if  less)]
--------------------------------------------------------------
 [(We will  waive
if account value is over $25,000)]

 -------------------------------------------------------------
Account Fee (before the annuity date)
  [$30]

--------------------------------------------------------------
Annuity Fee (after the annuity date)
--------------------------------------------------------------


---------------------------------------------------------------
--------------------------------------------------------------
---------------------------------------------------------------
--------------------------------------------------------------
Living Benefits Rider Fee
 [If elected, 0.05% of the account value ]

 [This fee will be deducted monthly]
---------------------------------------------------------------
--------------------------------------------------------------

                         CONTINGENT DEFERRED SALES LOAD
                  Number of Complete Years                    Contingent Deferred Sales Load
                  From Receipt of Purchase Payment            as a Percentage of Purchase Payment
                  Less than 1 year................................................8%
                  1 year but less than 2 years....................................8%
                  2 years but less than 3 years...................................7%
                  3 years but less than 4 years...................................6%
                  4 years but less than 5 years...................................5%
                  5 years but less than 6 years...................................4%
                  6 years but less than 7 years...................................3%
                  7 or more years.................................................0%

Additional Information

          Minimum Initial Purchase Payment:                                                      [$5,000]
                                                                                                     [$2,000 for IRA's]

          Additional Purchase Payment Minimum:                                                   [$1,000]

          Maximum Total Purchase Payment(s):                                                     [$1,000,000]

          Minimum Initial Variable Sub-account Allocation or Transfer:          [$1,000]

          Minimum Initial Fixed Account Allocation or Transfer:                         [$1,000]

          Minimum for Each Guarantee Period Allocation or Transfer:             [$1,000]

          Maximum Transfer Percentage
          from the Fixed Account:                                                       [10%]

          Minimum Account Value:                                                        [$2,000]

          Credit Percentage:                                                                     [3.25%]

----------------------------------------------------------
         End of Information Page
----------------------------------------------------------
                               TCG-313-197 Page 2A

-------------------------------------------------------------
Table of Contents
-------------------------------------------------------------



                                                                                                 PAGE

                    INFORMATION PAGE...............................................................2 & 2A

                    DEFINITIONS....
                    ......................................................................................................
                    4

                    OWNER, ANNUITANT, BENEFICIARY...............................................................5

                    ESTABLISHING THIS CERTIFICATE...................................................................6


                    CREDIT............................................................................................7

                    THE                                                                                            VARIABLE
                    ACCOUNT................................................................................... 7

                    THE                                                                                             GENERAL
                    ACCOUNT.....................................................................................8

                    TRANSFER
                    PROVISIONS..................................................................................... 9

                    WITHDRAWAL PROVISIONS..............................................................................9

                    SETTLEMENT OPTION PROVISIONS ...............................................................11

                    SETTLEMENT OPTION PAYMENTS...................................................................12

                    DEATH BENEFIT PROVISIONS ..........................................................................13

                    CHARGES, FEES AND SERVICES .................................. ...................................15

                    GENERAL                                                                                      PROVISIONS
                    .......................................................................................16

                    APPENDIX - ANNUITY RATE TABLES.............................................................18



TCG-313-197
----------------------------------------
Definitions
----------------------------------------

Account Value
The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date
The date the annuitization phase of this certificate begins. The annuity date is shown on the Information Page.

Cash Surrender Value
The amount we will pay to the owner if the certificate is surrendered on or before the annuity date. The cash surrender value is equal to the account value; less any account fee, any applicable interest adjustment, contingent deferred sales load and premium tax charges.

Certificate
This certificate describes your coverage and participation under the group annuity contract.

Certificate Anniversary
The anniversary each year of the certificate effective date as shown on the Information Page.

Certificate Year
The 12-month period starting on the certificate effective date and ending with the day before the certificate anniversary, and each 12-month period thereafter.

Code
The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Fixed Account
An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account
The assets of the Company that are not allocated to a separate account.

General Account Options Accumulated Value
The total dollar value of all amounts the owner allocates or transfers to any general account option; plus interest credited; less any amounts withdrawn, applicable fees and premium tax charges, and/or transfers out to the variable account prior to the annuity date.

General Account Options
The fixed account and the guarantee period account offered by us in the general account. The general account options selected by the owner are shown on the Information Page.

Guarantee Period Account
An account which credits a guaranteed rate of interest for specified guarantee period(s). There may be several guarantee period(s) offered under the guarantee period account.

Guarantee Period
The number of years that a guaranteed rate of interest may be credited to a guarantee period account.

Guaranteed Interest Rate
The annual effective rate of interest after daily compounding credited to a guarantee period.

Portfolio
The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Status (Qualified and Non-Qualified)
The status shown on the Information Page. This certificate has a qualified status if it is issued in connection with a retirement plan or program.

Valuation Day
Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period
The time interval between the closing (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange on consecutive valuation days.

Variable Account
The variable account (separate account VA-6) is a separate account established and maintained by us for the investment of a portion of our assets.

Variable Accumulated Value
The total dollar value of all variable accumulation units under this certificate prior to the annuity date.

TCG-313-197                                                      Page 4

Variable Accumulation Unit
A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Sub-accounts
One or more divisions of the variable account each of which invests solely in shares of one of the portfolios. The variable sub-accounts selected by the owner are shown on the Information Page.

--------------------------------------------------------------------------
Owner, Annuitant, Beneficiary
--------------------------------------------------------------------------

Owner (Joint Owners)
The person(s) named on the Information Page who, while living, controls all rights and benefits under this certificate. If the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner.

If joint owners are named, the joint owners share ownership in this certificate equally with the right of survivorship. The right of survivorship means that if a joint owner dies, his or her interest in the certificate will pass to the surviving joint owner subject to the death benefit provisions.

The owner(s) is entitled to designate the annuitant, beneficiary or other payee, settlement option, and annuity date. The owner must notify us at our service center to make changes to these designations in a form and manner acceptable to us.

Annuitant (Joint Annuitant)
The person(s) named on the Information Page whose age and sex is used to determine the amount of settlement option payments on the annuity date. If a joint annuitant is named, that joint annuitant must be the annuitant's spouse. The joint annuitant will become the annuitant if the annuitant dies. If there is no joint annuitant and the annuitant dies, an individual owner will become the new annuitant until the owner names another annuitant.

If the owner is an individual, the annuitant(s) may be changed by the owner at any time before the annuity date. Any such change will be subject to the then current underwriting requirements. We reserve the right to reject any change of the annuitant(s) which has been made without our prior written consent.

If the owner is not an individual, the annuitant(s) may not be changed.

Beneficiary
The person(s) named on the Information Page who is designated to receive the amounts payable under this certificate if:

      The owner dies before the annuity date and there is no joint owner; or

      The owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

A  beneficiary  may be named or  changed  at any  time.  Any  change  made to an
irrevocable   beneficiary   must  also  include  the  written   consent  of  the
beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this certificate unless the owner gives us other instructions at the time the beneficiaries are named.

TCG-313-197                                                            Page 5

Establishing this Certificate

          This certificate was established on the certificate effective date shown on the Information Page.

Any time before the annuity date the owner may make additional purchase payments to this certificate. We reserve the right to not accept additional purchase payments beyond certain attained ages of the owner or annuitant.

The owner may allocate purchase payments to one or more of the variable sub-accounts or general account options we offer at the time we receive a purchase payment. We reserve the right to limit the total number of investment options that may be chosen over the lifetime of the certificate.

All purchase payments are subject to the conditions listed below.

Purchase Payment Provisions
Payment and Acceptance of Purchase Payments
Purchase payments are payments the owner makes to us for the benefits under this certificate. All purchase payments must be made to either an agent designated by us or our service center.

The initial purchase payment, as shown on the Information Page, will be credited to the variable sub-accounts and/or general account options according to the owner's instructions within two business days of the date our service center receives both the initial purchase payment and sufficient information, in a form and manner acceptable to us, to issue this certificate.

Additional purchase payments will be credited on the date we receive them at our service center and are subject to the conditions listed below. Purchase payments must:

      Meet the additional payment minimum shown on the Information Page.

      Not exceed any federal or state limitations during any taxable year; and

      Not exceed the maximum total purchase payment amount, as shown on the Information Page, without our prior approval.

We may return to the owner any purchase payments that do not meet the conditions described in this section.

Allocating Each Purchase Payment
Allocations the owner makes to the variable sub-accounts and general account options are subject to the following conditions. The owner must allocate:

      In whole number percentages;

      A minimum of 10% of each purchase payment to any variable sub-account or general account option.

      Not  less  than  the  variable   sub-account  minimum,  as  shown  on  the
     Information Page, to variable sub-accounts with a zero balance.

      Not less than the fixed account and guaranteed period account minimum, as shown on the Information Page.

The owner may change allocation elections for future purchase payments any time before the annuity date by notifying us at our service center.

Continuation of this Certificate
If the owner stops making additional purchase payments to this certificate, the provisions of the certificate will continue in force until all values have been distributed. The owner may exercise all ownership rights under this certificate during that time, including making withdrawals and applying the annuity amount, as defined in the settlement option provisions section, to provide payments under a settlement option described in this certificate.

TCG-313-197
Credits

We will add a credit to the account value for each purchase payment received. The credit is equal to a percentage of each purchase payment. Credits are allocated to the variable sub-account or general account options in the same ratio as the applicable purchase payment. We reserve the right to restrict the variable sub-accounts or general account options to which the credit allocation may be made.

The amount of the credit percentage will be declared by the Company from time to time. The initial credit percentage is shown on the Information Page. Any credit allocated to the account value for less than twelve months will be deducted from any amounts due as a result of the owner or joint owner's death, the exercise of an elective waiver of the contingent deferred sales load benefit, or the cancellation of this certificate under the right to cancel provision.

---------------------------------------------
The Variable Account
---------------------------------------------

The variable account is a separate investment account established and maintained by the Company for the investment of a portion of our assets pursuant to North Carolina Insurance Law. We will use the assets of the variable account to buy shares in the various portfolios. Amounts allocated or transfers made to one or more variable sub-accounts will become a part of the variable account.

The assets of the variable account are owned by us. The assets in the variable account are not chargeable with liabilities arising out of any other business we conduct, except to the extent that they exceed the reserves and other liabilities of the variable account. The assets of the variable account maintained under this certificate will be kept separate from the assets held in our general account.

Variable Sub-accounts
The variable account is composed of a number of variable sub-accounts. The investment performance of each variable sub-account is linked directly to the investment performance of the underlying portfolio.

We cannot and do not guarantee that any of the variable sub-accounts will always be available for investment. We reserve the right, subject to compliance with applicable federal or state law, rules or regulations, to add, delete, or substitute the variable sub-accounts or the portfolio shares held by a variable sub-account, if we believe that further investment in the shares is no longer appropriate or shares in a portfolio become no longer available for investment. We will send written notification to the owner of such changes.

Variable Accumulation Unit
A variable accumulation unit is a unit of measure we use to determine the variable accumulated value each day before the annuity date. The variable accumulated value is the total dollar value of all variable accumulation units for each variable sub-account. The value of a variable accumulation unit varies with each variable sub-account.

Amounts allocated or transfers made to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. Transfers, withdrawals, or fees made from a variable sub-account will result in the cancellation of variable accumulation units.

Each time an amount is allocated or a transfer is made to a variable sub-account, the number of variable accumulation units credited will be determined. We will determine the number of variable accumulation units by dividing the total amount allocated by the value of that variable sub-account's variable accumulation unit for the valuation day on which either we received the allocation or transfer request at our service center.

The value of a variable accumulation unit for each variable sub-account is determined by multiplying the value of that unit at the end of the prior valuation period by the net investment factor of the variable sub-account for the valuation period. The value of a variable accumulation unit may increase or decrease.

Net Investment Factor
The net investment factor is the formula that measures the investment performance of a

TCG-313-197
                                 Page 7
variable  sub-account from one valuation period to the next. For any variable sub-account, the net investment factor for a valuation period is determined by dividing (A) by (B), then subtracting (C where;

(A) is
The net asset value per share held in the variable sub-account, as of the end of the valuation period; plus (minus)

The per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus (minus) A per-share charge or credit as of the end of the valuation period for tax reserves for realized and unrealized capital gains, if any.

(B) is
The net asset value per share held in the variable sub-account as of the end of the prior valuation period.

(C) is
The daily mortality and expense risk charge multiplied by the number of calendar days in the current valuation period; plus

The daily administrative expense charge multiplied by the number of calendar days in the current valuation period.

------------------------------------------------------------------
The General Account
------------------------------------------------------------------

The Company's general account includes all assets not allocated to one of the Company's separate accounts. The general account options under this certificate include a fixed account and a guarantee period account to which the owner may allocate amounts and transfers.

Fixed Account
Crediting of Interest
We will establish effective annual rates of interest for any amounts allocated or transferred to this fixed account from time to time. Any purchase payment allocation or transfer to the fixed account will be credited interest at the rate applicable for its class. We guarantee that the rate of interest in effect for any amounts allocated or transferred will remain in effect for at least twelve months from the date such allocation or transfer is made. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest without prior notice. We guarantee that any subsequent change in the annual rate of interest will remain in effect for a minimum of twelve months from the effective date of change.

Interest will be credited on a daily basis at a daily rate which is equivalent to the effective annual interest rate for that allocation. The effective annual interest rate applicable to an allocation will never be less than 3% annually.

Transfer Limitations
Transfers from and to the fixed account are subject to the following conditions:

      The owner may make four transfers from the fixed account to the variable account each certificate year. The total amount transferred may not exceed the maximum amount allowed for any certificate year. We reserve the right to waive this limitation.

      The maximum amount that may be transferred each certificate year is a percentage of the value of the fixed account as of the last certificate anniversary less any prior transfers made that certificate year. The percentage rate, which will be declared by the Company from time to time, will not be less than 10 percent. The percentage rate on the certificate effective date for the maximum transfer amount is shown on the Information Page.

      Amounts from the fixed account may not be transferred to any guarantee period or variable sub-account as identified by us whose underlying portfolio's assets consist of more than 50% investment in income producing securities, such as the money market accounts, certificates of deposit, U.S. Treasury or other U.S. Government securities, bonds or any other fixed income investment.

      Each time an amount is transferred from the fixed account into the variable account, the owner may not transfer any amounts back to the fixed account for six months following the date of the original transfer.

TCG-313-197
                               Page 8

Guarantee Period Account
Guarantee Period
Each amount allocated or transfer made to the guarantee period account will establish a new guarantee period. Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. The owner may not select a guarantee period whose duration will extend beyond the annuity date, as described in the settlement option provision section. We will never offer a guarantee period with a duration of less than a year.

Crediting of Interest
We will establish a guaranteed interest rate for each guarantee period. This rate will remain in effect for the specified duration of the guarantee period. Interest will be credited on a daily basis at a daily rate which is equivalent to the effective annual guaranteed interest rate for that guarantee period. The guaranteed interest rate applicable to a guarantee period will never be less than 3% annually.

Interest Adjustment
We will deduct an interest adjustment from amounts withdrawn or transferred from a guarantee period before the end of the guarantee period. We will not make an interest adjustment upon the death of the owner or within the 30-day period before the end of the guarantee period. We may waive the interest adjustment in connection with certain options offered with this certificate.

Any applicable interest rate adjustment will be calculated by multiplying the amount withdrawn, transferred or annuitized before the reduction for any contingent deferred sales load by the formula described below:

         [(1 + I)/(1 + J + .005)]n/12 - 1


   I = The guaranteed interest rate credited to the current guarantee period.

   J = The current interest rate offered for a guarantee period equal to the number of years remaining in the current guarantee period (fractional years are rounded up to the next full year). If no guarantee period equal to the number of years remaining in the current guarantee period is available, the rate will be established by linear interpolation.

   N = The number of full months remaining to the end of the current guarantee period.

The interest adjustment will be made if the current interest rate plus .005 is greater than the guaranteed interest rate.

The interest adjustment will never reduce the amount under a guarantee period to less than the allocation or transfer amount which initiated the guarantee period; less any prior withdrawals or transfers; plus daily interest accumulated at a 3% annual rate. There will be no upward adjustments.

Guarantee Period Expiration
At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, we will notify the owner as to the options available when a guarantee period expires. The owner may elect to transfer the amount held in that guarantee period to another general account option or to a variable sub-account being offered by us at that time. The transfer request must be received no later than the day immediately following the end of the expiring guarantee period.

If no election is made, we will establish a new guarantee period of the same duration as the expiring guarantee period, if offered, with a new guaranteed interest rate declared by us for that guarantee period. If we are not currently offering guarantee periods with the same duration as the expiring guarantee period, the new guarantee period will be the next higher duration. If the guarantee period extends beyond the annuity date, we will then select the longest period that will not extend the guarantee period beyond such date.

---------------------------------------------------
Transfer Provisions

----------------------------------------------------------
The owner may transfer all or a portion of the account value between and among the variable sub-accounts and general account options subject to the limitations as described in this section and the general account section of this certificate.

TCG-313-197
Page 9

All transfer requests must specify (a) the amount of the transfer; (b) the variable sub-account or general account option from which the transfer is to be made; and (c) the variable sub-account or general account option which is to receive the transfer. All transfers will be made as of the valuation day we receive the request at our service center.

Before the annuity date, transfers in excess of the maximum per certificate year, as shown on the Information Page, will be subject to a transfer fee, as described in the charges, fees and services section of this certificate. We reserve the right to waive the transfer fee.

After the annuity date, transfers are only permitted if a variable payment option is elected. Such transfers among the variable sub-accounts are limited to four per certificate year. We reserve the right to change the number of transfers available after the annuity date.

The minimum amount that may be transferred from a variable sub-account, the fixed account or any guarantee period under the guarantee period account is the lesser of $1,000 or the entire value of the variable sub-account, fixed account or guarantee period from which the transfer is being made. The minimum amount that may be initially allocated or transferred into a variable sub-account or the fixed account is shown on the Information Page. The minimum amount that must always be transferred into any guarantee period is shown on the Information Page. We reserve the right to waive the minimum(s) in connection with certain options offered with this certificate.

Withdrawal Provisions

Before the annuity date and subject to the conditions below the owner may:

      Withdraw a portion of the account value for cash subject to any applicable interest adjustment; contingent deferred sales load, and premium tax charges; or

      Automatically withdraw a portion of the account value by electing the systematic withdrawal option; or

      Withdraw the cash surrender value and terminate this certificate.

Any amount withdrawn that exceeds the allowed amount, as described below, may be subject to a contingent deferred sales load. All withdrawals will be made from purchase payments on a first in, first out basis, then from earnings and last from credits.

Partial Withdrawal Provisions
-------------------------------------------------------------------------------
Partial withdrawals taken from the variable sub-accounts or general account options are subject to a minimum withdrawal amount equal to the lesser of $1,000 or the entire value of the variable sub-account, fixed account or guarantee period from which the withdrawal is being made. We reserve the right to limit the number of partial withdrawals that may be taken from the general account options in any certificate year. We reserve the right not to process any withdrawal if the resulting account value is below the minimum, as shown on the Information Page.

Systematic Withdrawal Option
The owner may elect to automatically receive a series of partial withdrawals under the systematic withdrawal option subject to the following conditions:

      Systematic withdrawals may be subject to a fee as described in the charges, fees and services section of this certificate.

      Systematic withdrawals may only be taken from variable sub-accounts and general account options as designated by us from time to time. We reserve the right to prospectively change such designations.

The owner may terminate systematic withdrawals at any time by notifying us at our service center. Once the option has been terminated, it may not be elected again for a twelve month period. Systematic withdrawals will automatically terminate if the certificate is annuitized, surrendered or otherwise distributed as a result of the owner's death.

Surrender of this Certificate
The owner may surrender this certificate to us for its cash surrender value on or before the

TCG-313-197
Page 10
annuity date. Surrender of the certificate will be subject to any withdrawal limitations imposed under applicable federal or state law, rules or regulations.

Payment of the cash surrender value to the owner will be in full settlement of our liability under the certificate.

Withdrawal of Funds Without Charges
At the end of the free look period or 30 days after the certificate effective date, whichever is later, the owner may make withdrawals up to the allowed amount each certificate year before the annuity date without incurring a contingent deferred sales load.

The allowed amount is equal to 10% of purchase payments less than seven years old as of the last certificate anniversary, less any previous withdrawals taken in that certificate year. For the first certificate year, the allowed amount is equal to 10% of purchase payments as of the time of the first withdrawal, less any previous withdrawals taken that certificate year. Previous withdrawals include partial withdrawals and certain scheduled withdrawals, such as systematic withdrawals. Any amounts that exceed the allowed amount will be subject to a contingent deferred sales load. Purchase payments that are older than seven years old will not be subject to a contingent deferred sales load.

Amounts withdrawn from any guarantee period account may be subject to an interest adjustment as described in the general account section of this certificate.

Contingent Deferred Sales Load
A contingent deferred sales load may apply when a withdrawal from, or surrender of, this certificate occurs. For purposes of determining the contingent deferred sales load, all withdrawals are made first from purchase payments on a first-in, first-out basis and then from earnings.

We calculate the contingent deferred sales load separately for each purchase payment received by us. The contingent deferred sales load is a percentage of the withdrawn purchase payment.

The applicable contingent deferred sales load percentages, as shown on the Information Page, are based on the number of complete years from the receipt of the purchase payment(s) to the date of withdrawal.

Waiver of Contingent Deferred Sales Load We will waive the contingent deferred sales load:

     On the allowed amount.

      Upon annuitization on or after the first certificate anniversary, if the selected settlement option involves life contingencies.

      Upon the owner's death before the annuity date.

Settlement Option Provisions

      On the annuity date, we will apply the annuity amount, as defined below, to provide payments under the settlement option selected by the owner. The first settlement option payment will be made 30 days after the annuity date.


      Settlement option payments may be made in monthly, quarterly, semi-annual or annual installments as selected by the owner.

The owner may change the annuity date and settlement and payment option by notifying our service center at least 30 days in advance of the annuity date.

The annuity date must be on or before the later of (A) and (B) where:

(A) is the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitant's 85th birthday, whichever is earlier, and;

(B) is the first day of the month immediately following the tenth certificate anniversary.

The annuity date may not be earlier than the first day of the calendar month coinciding with the first certificate anniversary.

After the annuity date, we will not allow the owner to make:

      Any changes to either the settlement or payment option;

      Additional purchase payments; or

      Any further withdrawals.

Annuity Amount
The annuity amount we will apply to provide payments is equal to the account value; less any interest adjustment, any contingent deferred sales load and any premium tax charges..

Minimum Requirements
We reserve the right to offer a less frequent mode of payment than the mode selected by the owner or make a cash payment to the owner equal to the cash surrender value if:

      The annuity amount is less than $5,000; or

      The amount of the first fixed payment is less than $150; or

      The amount of the first variable payment is less than $150 or if a variable payment from a variable sub-account is less than $75.

If we make such a cash payment it will be in full settlement of our liability under this certificate.

Settlement Options
The settlement options the owner may choose from are listed below. For any settlement option involving life contingencies, it is possible that no settlement option payments will be made from this certificate if, after the annuity date but before the first settlement option payment is made, the annuitant and joint annuitant or contingent annuitant, as applicable, dies.


Life Annuity
Provides payments to the owner for as long as the annuitant lives. Payments will end with the payment due just before the annuitant's death and there is no provision for a death benefit payable to a beneficiary.

Life Annuity with Period Certain
Provides  payments to the owner for the longer of: a) the annuitant's  life; or
(b) the period certain. The period certain may be 120, 180 or 240 months. If the annuitant dies during the period certain, payments will continue until the end of the period certain.

Life and Contingent Annuity
Provides payments to the owner for as long as the annuitant lives. If the annuitant dies, payments will continue for as long as the contingent annuitant lives in an amount equal to 50%, 66 2/3% or 100% of the original payment, as selected. Payments will then end with the payment due just before the contingent annuitant's death.

Joint and Survivor Annuity
Provides payments to the owner for as long as the survivor of the annuitant or joint annuitant lives. After the first annuitant dies, payments will continue for as long as the survivor lives in an amount equal to 50%, 66 2/3% or 100% of the original payment, as selected. Payments will then end with the payment due just before the death of the survivor.

Other Forms of Payment
Payments can be provided under other settlement options not described in this section. Contact our service center for more information.

Settlement Option Payments

      Settlement option payments may be fixed or variable or a combination of both.

      The fixed payment option provides for settlement option payments that remain constant and are not affected by the investment performance of the variable sub-accounts.
      The variable payment option provides for settlement option payments that vary based on the investment performance of the variable sub-account(s) selected by the owner. These payments may increase, decrease or remain the same.

Fixed Payment Option
Amount of Fixed Payment
The owner may elect to have all or a portion of the annuity amount applied to provide fixed payments. On the annuity date, we will determine the dollar amount of the fixed payments by applying the portion of the annuity amount allocated to provide fixed payments as a

TCG-313-197
Page 12
single payment based on the settlement option chosen and the age and sex of the annuitant(s), using the appropriate guaranteed annuity rate tables. If required by law, we will use the appropriate unisex guaranteed annuity rate tables.
The monthly annuity rate tables are contained in the appendix.

Variable Payment Option
Amount of First Variable Payment
The owner may elect to have all or a portion of the annuity amount applied to provide settlement option payments that vary based on the investment performance of selected variable sub-accounts. The amount of the first variable payment will be equal to the benefit that could be purchased by applying the portion of the annuity amount allocated to provide the variable payments as a single payment based on the settlement option chosen and age and sex of the annuitant(s) using the appropriate guaranteed annuity rate tables. If required by law, we will use the appropriate unisex guaranteed annuity rate tables. The monthly annuity rate tables are contained in the appendix.

Amount of Subsequent Variable Payments
We determine the dollar amount of the second and subsequent variable payments by first identifying the number and value of the variable annuity units for each variable sub-account. Variable annuity units are the unit of measure used to determine such payments. For each payment we multiply the number of variable annuity units by the value of the variable annuity units for each variable sub-account.

The number of variable annuity units for each variable sub-account will remain the same for the second and subsequent variable payments (unless amounts are transferred to or from a variable sub-account) and the value of the variable annuity units in each variable sub-account will vary. As a result of the variation in the value of variable annuity units for each variable sub-account between payments, the dollar amount of each variable payment after the first may increase, decrease or remain the same.

Number of Variable Annuity Units
The number of variable annuity units for each variable sub-account is determined by dividing the first variable payment by the value of the variable annuity units of each variable sub-account on the annuity date.

Value of Variable Annuity Units
The variable annuity unit values depend on the net investment factor and the assumed interest rate. The value of a variable annuity unit for each variable sub-account for any valuation day is equal to (A) times (B) times (C), where:

(A) is the variable annuity unit value on the immediately preceding valuation day;

(B) is the net investment factor (determined in accordance with the net investment factor provision on Page 7), for the valuation period just ended; and

(C) is the investment result adjustment factor (.99989255)n, which recognizes an assumed interest rate of 4% per year. The Company reserves the right to offer other assumed interest rates with appropriate investment result adjustment factors. The "n" in the investment result adjustment factor is the number of days since the preceding valuation day.

Once settlement option payments begin, we guarantee the amount of each variable payment will not be affected by variations in expenses or mortality experience.

Death Benefit Provisions

We must distribute death benefits or continue making settlement option payments under this certificate according to the requirements of Code Section 72(s) as long as this certificate is in force or benefits remain to be paid.

We will not accept any additional purchase payments after the death of the owner or joint owner.

If any ownership change is made, the death benefit under this certificate may be reduced in accordance with our then current underwriting rules. Such reduction will never decrease the death benefit below the account value.

We must receive proof of death before any benefits are distributed from this certificate. Proof of death acceptable to us includes:

      A certified copy of a death certificate
      A certified copy of a court decree stating the cause of death A written statement by a medical doctor who attended the deceased Any other proof or documents we may require

-------------------------------------------------------------------------------
TCG-313-197
Page 13

Amount of Death Benefit
If the owner or joint owner dies before the annuity date and neither the deceased owner nor the joint owner had attained the age of 80, the guaranteed minimum death benefit is equal to the greatest of (A) or (B) where:

(A) is the account value less any credits less than twelve months old.

(B) is 100% of purchase payments, less the sum of all withdrawals and any applicable premium tax charges.

The guaranteed minimum death benefit will be determined as of the end of the valuation period during which our service center receives both proof of death of the owner or joint owner and the written notice of the form of benefit elected by the person to whom the death benefit is payable.

Amount of Death Benefit after the Owner or Joint Owner attains age 80
If the owner or joint owner dies before the annuity date and either the deceased owner or surviving owner had attained the age of 80, the death benefit is equal to the account value less any credits less than twelve months old. For purposes of calculating such death benefit, the account value is determined as of the date the death benefit is paid.

Death of Owner or Joint Owner before the Annuity Date
If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72(s)(6). For example, this certificate will remain in force with the annuitant's surviving spouse as the new annuitant if:

      This certificate is owned by a trust; and

      The beneficiary shown on the Information Page is either the annuitant's surviving spouse, or a trust holding the certificate solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the person(s) involved in this certificate. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant: The joint owner, if any; then The beneficiary, if any.

          If the owner is not the annuitant: The joint owner, if any; then The beneficiary, if any; then The annuitant; then The joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, (or to a trust for the sole benefit of such surviving spouse), we will continue this certificate with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person(s) to whom the death benefit is payable may elect to receive it:

      In a lump sum; or

      As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days prior to the one year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

TCG-313-197
Page 14

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse), we will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date
If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date
If an owner or an annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under this certificate will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision
The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

-------------------------------------------------------------
Charges, Fees and Services
-------------------------------------------------------------

Premium Tax Charge
Some jurisdictions impose on us a premium tax on annuities. If a premium tax is imposed, we reserve the right to deduct this amount from purchase payments or account value, as appropriate. For purposes of this certificate, premium tax charges include retaliatory taxes or other similar taxes.

Mortality and Expense Risk Charge
The amount of the annual mortality and expense risk charge is shown on the Information Page. The mortality and expense risk charge will be deducted on a daily basis from the assets in each variable sub-account as part of the calculation of the variable accumulation unit.

Administrative Expense Charge
The amount of the annual administrative expense charge on the certificate effective date is shown on the Information Page. The administrative expense charge will be deducted on a daily basis from the assets in each variable sub-account as part of the calculation of the variable accumulation unit.

We may change this charge upon 30 days advance written notice to the owner. Any increase in the administrative expense charge will apply prospectively to administrative expense charges deducted after the effective date of change. The administrative expense charge will not exceed an annual charge of 0.35%.


Transfer Fee
We reserve the right to impose a transfer fee for each transfer in excess of the number shown on the Information Page made during a single certificate year. The amount of the transfer fee on the certificate effective date is shown on the Information Page. This fee will not increase. The transfer fee will be deducted from the amount of the transfer prior to its reallocation. We reserve the right to waive the transfer fee.

Systematic Withdrawal Fee
We reserve the right to impose an annual processing fee for the systematic withdrawal option. The amount of the systematic withdrawal fee on the certificate effective date is shown on the Information Page. Any fee imposed will not exceed $25 per certificate year.

Account Fee
Before the annuity date, an annual account fee will be deducted from the account value on the last business day of each certificate year and if different, the date the certificate is surrendered. The amount of the annual account fee on the certificate effective date is shown on the Information Page. The account fee will be deducted on a pro rata basis from the account value. There will be no interest adjustment on any deductions from the guarantee period account for this fee.

We may change this fee prospectively upon 30 days advance written notice to the owner. Any

TCG-313-197
Page 15
increase  will not result in the  account  fee  exceeding  a maximum  annual account fee equal to the lesser of 2% of the account value or $60.

Annuity Fee
After the annuity date, an annual fee equal to the amount shown on the Information Page will be deducted in equal amounts from distributions made under the variable payment option. We reserve the right to waive this fee.

Statements of Account
At least once during each certificate year, we will send the owner a statement of account reflecting the account value of the certificate. Statements of account will cease to be provided to the owner after the annuity date.

-----------------------------------------------------------------
General Provisions
-----------------------------------------------------------------

Entire Contract
This certificate, the group certificate contract and any attached endorsements and riders are the entire contract.

Misstatement of Age and Sex
If the age or sex of the annuitant(s) and/or of any other measuring life has been misstated, the settlement option payments payable under this certificate will be whatever the annuity amount would provide for the correct age or sex of the annuitant(s) and/or of any other measuring life on the annuity date. Any underpayment by us, as a result of such misstatement, will be paid in a lump sum on the next settlement option payment made by us, and any overpayment will be deducted from the current or succeeding payments.

Proof of Existence and Age
Before making any payment under this certificate, we may require proof of the existence and age of the owner, the annuitant and/or any other measuring life. We may also require any other information as we may need in order to provide benefits under the certificate.

Changes
No provision of this certificate may be changed or waived unless done in writing and signed by two of our authorized officers. We will not make any change that reduces the amounts payable under this certificate unless the change is required by law. We will provide the owner a copy of any changes we make to this certificate.

Income Tax Qualification
This certificate is intended to qualify as an annuity contract for federal income tax purposes. All provisions in this certificate will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform this certificate to any applicable changes made in the tax qualification requirements. We will provide the owner with a copy of any changes we make to this certificate.

Incontestability
This certificate is incontestable from the certificate effective date.

Assignment of this Certificate
To make ownership changes or assign rights to another person, the owner must notify us at our service center. An assignment or ownership change is not binding on us until we receive the necessary documentation and acknowledge the request. We are not responsible for the validity or effect - tax or otherwise - of any assignment or ownership change. If an ownership change is made, the death benefit under this certificate may be reduced in accordance with our then current underwriting rules.
Such reduction will never decrease the death benefit below the account value.

Payments by/to the Company
All purchase payments paid to us or amounts paid by us from this certificate will be made in the legal currency of the United States of America.

Delay of Payment or Transfer
Except as provided below, we will pay amounts due from this certificate within seven days of the date our service center receives both the request for such amount and all the necessary requirements in a form and manner acceptable to us.

We reserve the right to delay the payment of any benefits payable, amounts withdrawn or transfers requested from the variable account due to: (a) the closure of the New York Stock Exchange for reasons other than usual weekends, holidays or if trading on such

TCG-313-197
Page 16

Exchange is restricted; (b) the existence of an emergency as defined by the Securities and Exchange Commission of the United States Government or restrictions of trading by the Commission; or (c) delays permitted by the Securities and Exchange Commission for the protection of security holders.

We further reserve the right to delay payment of any withdrawal from the general account options for up to six months after we receive the request for withdrawal. If we delay payment for more than 30 days, we will pay interest as provided in this certificate on the withdrawal amount up to the date of payment.

Minimum Benefits
Any settlement option payments, cash surrender value or death benefits that may be available under this certificate will not be less than the minimum benefits required by any statute of the jurisdiction in which this certificate was issued.

Protection of Benefits/Proceeds
To the extent permitted by law, no payment of benefits or interest will be subject to the claim(s) of any creditor of any owner, annuitant or beneficiary or to any claim or process of law against any owner, annuitant or beneficiary.

Non-Participating
This certificate is classified as a non-participating certificate. It does not participate in our profits or surplus, and therefore no dividends are payable.

                                    APPENDIX

                               ANNUITY RATE TABLES

Applicability of Rates - The guaranteed annuity rates contained in Tables I, II and III will be used to provide a minimum guaranteed monthly annuity under the fixed annuity payment option. The annuity rates contained in Tables IV, V and VI will be used to determine the first monthly annuity payment under the variable annuity payment option.

The rates contained in this certificate are for each $1,000 applied under the applicable settlement option and do not include any applicable premium tax charges. Any applicable premium tax charges will be withdrawn as described in the premium tax charge provision of the certificate.

Tables I and II under the fixed annuity payment option and Tables IV and V under the variable annuity payment option, as applicable, will be used for all settlement options, subject to any limitations imposed under: (a) a retirement plan or program under which this certificate is issued; or (b) applicable federal or state law, rules or regulations which restrict the use of such rates. If any federal or state law, rules or regulations prohibits the use of the rates provided under these Tables, then the annuity rates provided under Tables III and VI, as applicable, will be used.

Rates Not Shown - Any rates not shown in the Tables contained in this certificate will be provided by us upon request.

                               TCG-313-197 Page 17


                              APPENDIX (continued)

                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION


                              TABLE I - MALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.76                       3.76              3.75              3.73
                  41                   3.80                       3.79              3.78              3.76
                  42                   3.84                       3.83              3.82              3.80
                  43                   3.88                       3.87              3.86              3.83
                  44                   3.93                       3.92              3.90              3.87
                  45                   3.97                       3.96              3.94              3.91
                  46                   4.02                       4.01              3.98              3.95
                  47                   4.07                       4.06              4.03              3.99
                  48                   4.13                       4.11              4.08              4.03
                  49                   4.18                       4.16              4.13              4.08
                  50                   4.24                       4.21              4.18              4.13
                  51                   4.30                       4.27              4.23              4.17
                  52                   4.37                       4.33              4.29              4.22
                  53                   4.43                       4.40              4.34              4.28
                  54                   4.51                       4.46              4.41              4.33
                  55                   4.58                       4.53              4.47              4.38
                  56                   4.66                       4.60              4.54              4.44
                  57                   4.74                       4.68              4.60              4.50
                  58                   4.83                       4.76              4.67              4.56
                  59                   4.92                       4.84              4.75              4.61
                  60                   5.02                       4.93              4.83              4.68
                  61                   5.12                       5.02              4.90              4.74
                  62                   5.23                       5.12              4.99              4.80
                  63                   5.34                       5.22              5.07              4.87
                  64                   5.47                       5.33              5.16              4.93
                  65                   5.60                       5.45              5.25              5.00
                  66                   5.74                       5.57              5.35              5.06
                  67                   5.90                       5.69              5.45              5.12
                  68                   6.06                       5.83              5.55              5.18
                  69                   6.24                       5.97              5.64              5.24
                  70                   6.43                       6.11              5.74              5.30
                  71                   6.63                       6.26              5.84              5.35
                  72                   6.84                       6.42              5.95              5.41
                  73                   7.07                       6.58              6.05              5.45
                  74                   7.32                       6.74              6.14              5.50
                  75                   7.58                       6.91              6.24              5.54
                  76                   7.86                       7.08              6.33              5.57
                  77                   8.16                       7.26              6.42              5.61
                  78                   8.48                       7.43              6.50              5.63
                  79                   8.83                       7.61              6.58              5.66
                  80                   9.20                       7.79              6.65              5.68
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table I, is the 1983a Annuity Mortality Table for males, without projection, set back 5 years, with an interest rate of 3.5% per annum.


TCG-313-197                                                    Page 18




                              APPENDIX (continued)


                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION

                             TABLE II - FEMALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.58                       3.58              3.57              3.56
                  41                   3.61                       3.60              3.60              3.59
                  42                   3.64                       3.64              3.63              3.62
                  43                   3.67                       3.67              3.66              3.65
                  44                   3.71                       3.70              3.69              3.68
                  45                   3.74                       3.74              3.73              3.71
                  46                   3.78                       3.77              3.76              3.75
                  47                   3.82                       3.81              3.80              3.78
                  48                   3.86                       3.85              3.84              3.82
                  49                   3.90                       3.89              3.88              3.86
                  50                   3.95                       3.94              3.92              3.90
                  51                   4.00                       3.98              3.97              3.94
                  52                   4.05                       4.03              4.01              3.98
                  53                   4.10                       4.08              4.06              4.03
                  54                   4.15                       4.14              4.11              4.08
                  55                   4.21                       4.19              4.17              4.13
                  56                   4.28                       4.25              4.22              4.18
                  57                   4.34                       4.32              4.28              4.23
                  58                   4.41                       4.38              4.34              4.28
                  59                   4.48                       4.45              4.41              4.34
                  60                   4.56                       4.52              4.47              4.40
                  61                   4.64                       4.60              4.55              4.46
                  62                   4.73                       4.68              4.62              4.52
                  63                   4.82                       4.77              4.70              4.59
                  64                   4.92                       4.86              4.78              4.66
                  65                   5.03                       4.96              4.86              4.72
                  66                   5.14                       5.06              4.95              4.79
                  67                   5.26                       5.17              5.04              4.86
                  68                   5.39                       5.28              5.14              4.93
                  69                   5.52                       5.40              5.24              5.01
                  70                   5.67                       5.52              5.34              5.07
                  71                   5.82                       5.66              5.44              5.14
                  72                   5.99                       5.80              5.55              5.21
                  73                   6.17                       5.95              5.66              5.27
                  74                   6.36                       6.10              5.77              5.34
                  75                   6.57                       6.27              5.88              5.40
                  76                   6.80                       6.44              6.00              5.45
                  77                   7.04                       6.61              6.11              5.50
                  78                   7.31                       6.80              6.21              5.54
                  79                   7.60                       6.99              6.32              5.58
                  80                   7.91                       7.18              6.42              5.62
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table II, is the 1983a Annuity Mortality Table for females, without projection, set back 5 years, with an interest rate of 3.5% per annum.

TCG-313-197                                                        Page 19

                    TABLES OF GUARANTEED ANNUITY RATES UNDER
                          FIXED ANNUITY PAYMENT OPTION


                            TABLE III - UNISEX RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.69                       3.69              3.68              3.66
                  41                   3.73                       3.72              3.71              3.70
                  42                   3.76                       3.76              3.75              3.73
                  43                   3.80                       3.79              3.78              3.76
                  44                   3.84                       3.83              3.82              3.80
                  45                   3.88                       3.87              3.86              3.83
                  46                   3.93                       3.92              3.90              3.87
                  47                   3.97                       3.96              3.94              3.91
                  48                   4.02                       4.01              3.98              3.95
                  49                   4.07                       4.06              4.03              4.00
                  50                   4.13                       4.11              4.08              4.04
                  51                   4.18                       4.16              4.13              4.08
                  52                   4.24                       4.22              4.18              4.13
                  53                   4.30                       4.27              4.24              4.18
                  54                   4.37                       4.33              4.29              4.23
                  55                   4.44                       4.40              4.35              4.28
                  56                   4.51                       4.47              4.42              4.34
                  57                   4.59                       4.54              4.48              4.40
                  58                   4.66                       4.61              4.55              4.45
                  59                   4.75                       4.69              4.62              4.51
                  60                   4.84                       4.77              4.69              4.57
                  61                   4.93                       4.86              4.77              4.64
                  62                   5.03                       4.95              4.85              4.70
                  63                   5.14                       5.05              4.93              4.76
                  64                   5.25                       5.15              5.02              4.83
                  65                   5.37                       5.26              5.11              4.89
                  66                   5.50                       5.37              5.20              4.96
                  67                   5.64                       5.49              5.29              5.03
                  68                   5.79                       5.61              5.39              5.09
                  69                   5.95                       5.75              5.49              5.15
                  70                   6.12                       5.88              5.59              5.22
                  71                   6.31                       6.03              5.69              5.28
                  72                   6.50                       6.18              5.80              5.34
                  73                   6.71                       6.33              5.90              5.39
                  74                   6.93                       6.49              6.01              5.44
                  75                   7.17                       6.66              6.11              5.49
                  76                   7.43                       6.84              6.21              5.53
                  77                   7.71                       7.01              6.31              5.57
                  78                   8.01                       7.19              6.40              5.61
                  79                   8.33                       7.37              6.49              5.63
                  80                   8.67                       7.56              6.57              5.66
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table III, is the 1983a Annuity Mortality Table, without projection, blended 60% males and 40% females, set back 5 years, with an interest rate of 3.5% per annum.

TCG-313-197                                                    Page 20

                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION


                              TABLE IV - MALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   4.08                       4.07              4.06              4.04
                  41                   4.12                       4.11              4.09              4.07
                  42                   4.16                       4.15              4.13              4.11
                  43                   4.20                       4.18              4.17              4.14
                  44                   4.24                       4.23              4.21              4.18
                  45                   4.29                       4.27              4.25              4.21
                  46                   4.33                       4.32              4.29              4.25
                  47                   4.38                       4.36              4.33              4.29
                  48                   4.44                       4.41              4.38              4.33
                  49                   4.49                       4.46              4.43              4.38
                  50                   4.55                       4.52              4.48              4.42
                  51                   4.61                       4.57              4.53              4.47
                  52                   4.67                       4.63              4.59              4.52
                  53                   4.74                       4.69              4.64              4.57
                  54                   4.81                       4.76              4.70              4.62
                  55                   4.88                       4.83              4.76              4.67
                  56                   4.96                       4.90              4.83              4.73
                  57                   5.04                       4.97              4.89              4.78
                  58                   5.13                       5.05              4.96              4.84
                  59                   5.22                       5.13              5.04              4.90
                  60                   5.31                       5.22              5.11              4.96
                  61                   5.42                       5.31              5.19              5.02
                  62                   5.52                       5.41              5.27              5.08
                  63                   5.64                       5.51              5.36              5.14
                  64                   5.76                       5.62              5.44              5.20
                  65                   5.90                       5.73              5.53              5.27
                  66                   6.04                       5.85              5.62              5.33
                  67                   6.19                       5.98              5.72              5.39
                  68                   6.36                       6.11              5.82              5.45
                  69                   6.53                       6.25              5.91              5.51
                  70                   6.72                       6.39              6.01              5.56
                  71                   6.92                       6.54              6.11              5.61
                  72                   7.14                       6.69              6.21              5.67
                  73                   7.37                       6.85              6.31              5.71
                  74                   7.62                       7.01              6.40              5.75
                  75                   7.88                       7.18              6.49              5.79
                  76                   8.16                       7.35              6.58              5.83
                  77                   8.46                       7.52              6.67              5.86
                  78                   8.79                       7.70              6.75              5.89
                  79                   9.13                       7.87              6.83              5.91
                  80                   9.51                       8.05              6.90              5.93
==============================================================================================================


Basis of Computation - The actuarial basis for the annuity rates contained in this Table IV, is the 1983a Annuity Mortality Table for males, without projection, set back 5 years, with an assumed interest rate of 4% per annum.

TCG-313-197

                              APPENDIX (continued)


                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION

                             TABLE V - FEMALE RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   3.90                       3.90              3.89              3.88
                  41                   3.93                       3.92              3.92              3.91
                  42                   3.96                       3.95              3.95              3.94
                  43                   3.99                       3.98              3.97              3.96
                  44                   4.02                       4.01              4.01              3.99
                  45                   4.06                       4.05              4.04              4.02
                  46                   4.09                       4.08              4.07              4.06
                  47                   4.13                       4.12              4.11              4.09
                  48                   4.17                       4.16              4.15              4.13
                  49                   4.21                       4.20              4.19              4.16
                  50                   4.26                       4.24              4.23              4.20
                  51                   4.30                       4.29              4.27              4.24
                  52                   4.35                       4.34              4.32              4.28
                  53                   4.40                       4.39              4.36              4.33
                  54                   4.46                       4.44              4.41              4.37
                  55                   4.52                       4.49              4.46              4.42
                  56                   4.58                       4.55              4.52              4.47
                  57                   4.64                       4.61              4.58              4.52
                  58                   4.71                       4.68              4.64              4.57
                  59                   4.78                       4.75              4.70              4.63
                  60                   4.86                       4.82              4.77              4.69
                  61                   4.94                       4.89              4.84              4.75
                  62                   5.03                       4.98              4.91              4.81
                  63                   5.12                       5.06              4.98              4.87
                  64                   5.22                       5.15              5.06              4.94
                  65                   5.32                       5.24              5.14              5.00
                  66                   5.43                       5.34              5.23              5.07
                  67                   5.55                       5.45              5.32              5.14
                  68                   5.68                       5.56              5.41              5.21
                  69                   5.81                       5.68              5.51              5.27
                  70                   5.96                       5.80              5.61              5.34
                  71                   6.11                       5.93              5.71              5.41
                  72                   6.28                       6.08              5.82              5.48
                  73                   6.46                       6.22              5.93              5.54
                  74                   6.65                       6.37              6.04              5.60
                  75                   6.86                       6.54              6.15              5.66
                  76                   7.09                       6.71              6.25              5.71
                  77                   7.33                       6.88              6.37              5.76
                  78                   7.60                       7.07              6.47              5.80
                  79                   7.89                       7.25              6.57              5.84
                  80                   8.20                       7.45              6.67              5.88
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table V, is the 1983a Annuity Mortality Table for females, without projection, set back 5 years, with an assumed interest rate of 4% per annum.

TCG-313-197                                                              Page 22



                          TABLES OF ANNUITY RATES UNDER
                         VARIABLE ANNUITY PAYMENT OPTION


                             TABLE VI - UNISEX RATES


                                      LIFE                      LIFE ANNUITY WITH PERIOD CERTAIN
                  Age               ANNUITY                   120 Months        180 Months       240 Months
==============================================================================================================
                  40                   4.01                       4.00              4.00              3.98
                  41                   4.05                       4.04              4.03              4.01
                  42                   4.08                       4.07              4.06              4.04
                  43                   4.12                       4.11              4.09              4.07
                  44                   4.16                       4.14              4.13              4.11
                  45                   4.20                       4.18              4.17              4.14
                  46                   4.24                       4.22              4.21              4.18
                  47                   4.28                       4.27              4.25              4.22
                  48                   4.33                       4.31              4.29              4.26
                  49                   4.38                       4.36              4.33              4.30
                  50                   4.43                       4.41              4.38              4.34
                  51                   4.49                       4.46              4.43              4.38
                  52                   4.55                       4.52              4.48              4.43
                  53                   4.61                       4.57              4.54              4.48
                  54                   4.67                       4.64              4.59              4.53
                  55                   4.74                       4.70              4.65              4.58
                  56                   4.81                       4.76              4.71              4.63
                  57                   4.89                       4.83              4.77              4.68
                  58                   4.96                       4.91              4.84              4.74
                  59                   5.05                       4.99              4.91              4.80
                  60                   5.14                       5.07              4.98              4.86
                  61                   5.23                       5.15              5.05              4.92
                  62                   5.33                       5.24              5.13              4.98
                  63                   5.43                       5.34              5.21              5.04
                  64                   5.55                       5.44              5.30              5.10
                  65                   5.67                       5.54              5.39              5.17
                  66                   5.80                       5.66              5.48              5.23
                  67                   5.94                       5.77              5.57              5.30
                  68                   6.09                       5.90              5.67              5.36
                  69                   6.25                       6.03              5.76              5.42
                  70                   6.42                       6.16              5.86              5.48
                  71                   6.60                       6.31              5.96              5.54
                  72                   6.79                       6.46              6.06              5.60
                  73                   7.00                       6.61              6.17              5.65
                  74                   7.23                       6.77              6.27              5.70
                  75                   7.47                       6.93              6.37              5.75
                  76                   7.73                       7.10              6.46              5.79
                  77                   8.01                       7.28              6.56              5.82
                  78                   8.31                       7.46              6.65              5.86
                  79                   8.63                       7.64              6.73              5.89
                  80                   8.98                       7.82              6.82              5.91
==============================================================================================================

Basis of Computation - The actuarial basis for the annuity rates contained in this Table VI, is the 1983a Annuity Mortality Table, without projection, blended 60% males and 40% females, set back 5 years, with an assumed interest rate of 4% per annum.

TCG-313-197                                                        Page 23























                          Certificate of participation
                            issued in connection with
      Group flexible premium deferred annuity contract form no. TGP-713-197
                  Variable and fixed dollar settlement options
                          Separate Account Investments
                     Non-participating - No annual dividends


[GRAPHIC OMITTED]


                                          Home Office:
                                          401 N. Tryon Street
                                          Charlotte, NC  28202
                                                   TCG-313-197
                                          A Stock Company

                              Exhibit (10)(a)
                            Consent of Counsel

Sutherland, Asbill & Brennan, L.L.P
1275 Pennsylvania Avenue, N.W.
Washington, D.C.  20004-2404
202-383-0126
fax: 202-637-3593


December 23, 1997


Board of Directors
Transamerica Life Insurance and Annuity Company
1150 South Olive
Los Angeles, CA  90015-2211

Re:  Separate Account VA-6, Form N-4 Registration Statement, File No. 333-9745

Gentlemen:

     We hereby consent to the reference to our name under the caption "Legal Matters" in the prospectus contained in Post-Effective Amendment No. 1 to the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of entities whose consent is required by Section 7 of the Securities Act of 1933.

                   Sutherland, Asbill & Brennan, L.L.P.

                        By /s/ Frederick R. Bellamy